UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2022

Item 1.	Reports to Stockholders

Fidelity® Sustainable High Yield ETF
Annual Report
August 31, 2022

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2022 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Annual Report	2

Market Recap
The ICE BofA® US High Yield Constrained Index returned -10.43% for the 12 months ending August 31, 2022, as a multitude of crosscurrents challenged the global economy and financial markets. Persistently high inflation, exacerbated by energy price shocks from the Russia–Ukraine conflict, spurred the U.S. Federal Reserve to hike interest rates more aggressively than anticipated, and concerns about the outlook for economic growth sent stocks into bear market territory. In early May, the Fed approved a rare half-percentage-point interest rate increase and announced plans to shrink its $9 trillion asset portfolio. June began with the Fed allowing up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Two weeks later, the central bank raised rates by 0.75 percentage points, its largest increase since 1994, and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. Against this volatile backdrop, the index returned -14.03% in the first half of 2022. High yield sharply reversed course in July (+6.02%), even as the central bank again raised its benchmark interest rate by 0.75%, before a leg down in August (-2.39%). For the full 12 months, the health care and banking industries (-16% each) lagged most, followed by retail (-14%). In contrast, energy led the way, returning about -4% amid a surge in commodity prices, while transportation returned roughly -7%.
3	Annual Report

Fidelity® Sustainable High Yield ETF
Performance (Unaudited)
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average annual total returns for Fidelity® Sustainable High Yield ETF will be reported once the fund is a year old.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Sustainable High Yield ETF – NAV on February 15, 2022, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the ICE BofA US High Yield Constrained Index performed over the same period.
Annual Report	4

Fidelity® Sustainable High Yield ETF
Management’s Discussion of Fund Performance
Comments from Lead Manager Michael Cheng:
Since inception on February 15, 2022, through August 31, 2022, the exchange-traded fund's (ETF) net asset value returned -6.78% and its market price returned -7.16%, roughly in line with the -7.05% result of the benchmark, the ICE BofA® US High Yield Constrained Index. The fund's core investment in high-yield bonds returned -6.82% the past 12 months and slightly contributed to performance versus the benchmark. By industry, security selection was the primary contributor, especially in services and energy. The fund's top individual relative contributor stemmed from our decision to avoid benchmark component Wesco Aircraft Holdings (-38%). Other notable contributors included a non-benchmark stake in New Fortress Energy (+6%) and an overweight in Darling Ingredients (0%), the latter of which was our biggest holding the past 12 months. Conversely, the biggest detractor from performance versus the benchmark was security selection in basic industry, telecommunications and real estate. The biggest individual relative detractor was a larger-than-benchmark position in Altice Financial (-15%). Also hurting our relative result was a non-benchmark investment in Community Health Systems (-22%) and an overweight in Iamgold (-43%). Notable changes in positioning include increased exposure to the energy and health care industries.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
5	Annual Report

Fidelity® Sustainable High Yield ETF
Investment Summary (Unaudited)

Top Five Holdings as of August 31, 2022
(by issuer, excluding cash equivalents)	% of fund’s net assets
New Fortress Energy, Inc.	2.4
Darling Ingredients, Inc.	2.1
Uber Technologies, Inc.	1.6
Clarivate Science Holdings Corp.	1.6
Level 3 Financing, Inc.	1.6
9.3

Top Five Market Sectors as of August 31, 2022
% of fund's net assets
Energy	17.1
Consumer Discretionary	15.1
Information Technology	12.0
Industrials	11.1
Materials	10.1
Quality Diversification as of August 31, 2022
We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of August 31, 2022
* Foreign investments – 15.9%
Percentages shown as 0.0% may reflect amounts less than 0.05%.

Annual Report	6

Schedule of Investments August 31, 2022
Showing Percentage of Net Assets
Nonconvertible Bonds – 94.0%
	Principal Amount	Value
COMMUNICATION SERVICES – 8.5%
Diversified Telecommunication Services – 3.0%
Altice France Holding SA 6.00% 2/15/28 (a)	$ 120,000	$ 81,600
Level 3 Financing, Inc. 3.75% 7/15/29 (a)	180,000	144,518
Lumen Technologies, Inc. 5.375% 6/15/29 (a)	60,000	46,853
		272,971
Entertainment – 0.4%
Cinemark USA, Inc. 5.25% 7/15/28 (a)	50,000	40,503
Interactive Media & Services – 0.5%
Match Group, Inc. 4.625% 6/1/28 (a)	50,000	44,500
Media – 4.2%
Altice Financing SA 5.75% 8/15/29 (a)	90,000	72,595
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (a)	40,000	27,267
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.875% 8/15/27 (a)	50,000	45,750
Front Range BidCo, Inc. 6.125% 3/1/28 (a)	55,000	42,118
Frontier Communications Holdings LLC 8.75% 5/15/30 (a)	25,000	25,734
News Corp. 3.875% 5/15/29 (a)	70,000	60,900
Nexstar Broadcasting, Inc. 4.75% 11/1/28 (a)	30,000	27,150
TEGNA, Inc. 4.75% 3/15/26 (a)	30,000	29,459
UPC Broadband Finco BV 4.875% 7/15/31 (a)	30,000	25,949
Virgin Media Finance PLC 5.00% 7/15/30 (a)	30,000	23,699
		380,621
Wireless Telecommunication Services – 0.4%
Millicom International Cellular SA 4.50% 4/27/31 (a)	40,000	32,833
TOTAL COMMUNICATION SERVICES		771,428
CONSUMER DISCRETIONARY – 15.1%
Automobiles – 0.8%
Mclaren Finance PLC 7.50% 8/1/26 (a)	25,000	20,934

	Principal Amount	Value

Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 6 month U.S. LIBOR + 5.625% 7.177% 10/15/26 (a)(b)(c)	$ 55,000	$ 51,013
		71,947
Diversified Consumer Services – 1.3%
Adtalem Global Education, Inc. 5.50% 3/1/28 (a)	37,000	35,150
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 7.125% 7/31/26 (a)	25,000	23,645
Sotheby's 7.375% 10/15/27 (a)	30,000	28,282
StoneMor, Inc. 8.50% 5/15/29 (a)	30,000	26,100
		113,177
Hotels, Restaurants & Leisure – 3.7%
1011778 BC ULC / New Red Finance, Inc. 3.50% 2/15/29 (a)	40,000	34,348
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (a)	100,000	80,731
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	120,000	108,232
Yum! Brands, Inc. 4.625% 1/31/32	130,000	114,851
		338,162
Household Durables – 3.0%
Taylor Morrison Communities, Inc. 5.125% 8/1/30 (a)	160,000	137,294
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (a)	135,000	130,136
		267,430
Internet & Direct Marketing Retail – 0.8%
CMG Media Corp. 8.875% 12/15/27 (a)	80,000	68,802
Leisure Products – 0.8%
Constellation Merger Sub, Inc. 8.50% 9/15/25 (a)	25,000	22,500
Life Time, Inc. 8.00% 4/15/26 (a)	30,000	26,482
MajorDrive Holdings IV LLC 6.375% 6/1/29 (a)	35,000	26,890
		75,872
Multiline Retail – 0.4%
Nordstrom, Inc. 4.375% 4/1/30	50,000	38,090

See accompanying notes which are an integral part of the financial statements.
7	Annual Report

Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Specialty Retail – 3.2%
Ambience Merger Sub, Inc. 4.875% 7/15/28 (a)	$ 30,000	$ 21,970
Bath & Body Works, Inc. 6.95% 3/1/33	30,000	24,647
Carvana Co. 4.875% 9/1/29 (a)	125,000	71,064
LBM Acquisition LLC 6.25% 1/15/29 (a)	40,000	29,890
Macy's Retail Holdings LLC 5.875% 4/1/29 (a)	30,000	25,965
Magic Mergeco, Inc. 5.25% 5/1/28 (a)	70,000	53,669
The Gap, Inc. 3.625% 10/1/29 (a)	60,000	41,789
Victoria's Secret & Co. 4.625% 7/15/29 (a)	30,000	23,775
		292,769
Textiles, Apparel & Luxury Goods – 1.1%
Crocs, Inc. 4.125% 8/15/31 (a)	70,000	55,094
Hanesbrands, Inc. 4.625% 5/15/24 (a)	45,000	43,346
		98,440
TOTAL CONSUMER DISCRETIONARY		1,364,689
CONSUMER STAPLES – 3.6%
Beverages – 0.4%
Triton Water Holdings, Inc. 6.25% 4/1/29 (a)	45,000	36,909
Food & Staples Retailing – 1.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 3.25% 3/15/26 (a)	50,000	45,068
TreeHouse Foods, Inc. 4.00% 9/1/28	30,000	25,152
U.S. Foods, Inc. 4.625% 6/1/30 (a)	30,000	25,875
		96,095
Food Products – 2.1%
Darling Ingredients, Inc. 5.25% 4/15/27 (a)	195,000	191,258
Personal Products – 0.0%
HLF Financing Sarl LLC / Herbalife International, Inc. 4.875% 6/1/29 (a)	5,000	3,946
TOTAL CONSUMER STAPLES		328,208

	Principal Amount	Value
ENERGY – 17.1%
Energy Equipment & Services – 2.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (a)	$ 40,000	$ 35,800
CGG SA 8.75% 4/1/27 (a)	67,000	59,309
TerraForm Power Operating LLC 4.75% 1/15/30 (a)	30,000	26,561
Transocean Guardian Ltd. 5.875% 1/15/24 (a)	29,854	28,286
Transocean Sentry Ltd. 5.375% 5/15/23 (a)	26,157	25,188
Weatherford International Ltd. 8.625% 4/30/30 (a)	30,000	27,112
		202,256
Oil, Gas & Consumable Fuels – 14.9%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (a)	30,000	27,300
California Resources Corp. 7.125% 2/1/26 (a)	100,000	98,305
CCO Holdings LLC / CCO Holdings Capital Corp. 4.75% 2/1/32 (a)	170,000	140,624
CNX Resources Corp. 6.00% 1/15/29 (a)	40,000	37,608
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.00% 2/1/29 (a)	30,000	27,712
CVR Energy, Inc. 5.25% 2/15/25 (a)	115,000	108,487
Energean PLC 6.50% 4/30/27 (a)	40,000	36,100
Holly Energy Partners LP / Holly Energy Finance Corp. 5.00% 2/1/28 (a)	40,000	37,247
Kinetik Holdings LP 5.875% 6/15/30 (a)	45,000	42,809
MEG Energy Corp. 5.875% 2/1/29 (a)	150,000	139,500
New Fortress Energy, Inc.:
6.50% 9/30/26 (a)	205,000	194,207
6.75% 9/15/25 (a)	5,000	4,837
Northern Oil and Gas, Inc. 8.125% 3/1/28 (a)	30,000	28,800
Occidental Petroleum Corp. 5.50% 12/1/25	140,000	143,762
Oceaneering International, Inc. 6.00% 2/1/28	50,000	42,688
SM Energy Co. 6.50% 7/15/28	30,000	28,890

See accompanying notes which are an integral part of the financial statements.
Annual Report	8

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Teine Energy Ltd. 6.875% 4/15/29 (a)	$ 70,000	$63,909
Western Midstream Operating LP 3.35% 2/1/25	150,000	141,520
		1,344,305
TOTAL ENERGY		1,546,561
FINANCIALS – 4.1%
Capital Markets – 0.1%
Coinbase Global, Inc. 3.625% 10/1/31 (a)	20,000	12,177
Consumer Finance – 2.8%
Ally Financial, Inc. 4.70% (c)(d)	80,000	65,996
NextEra Energy Operating Partners LP 3.875% 10/15/26 (a)	50,000	46,603
OneMain Finance Corp. 3.875% 9/15/28	180,000	140,400
		252,999
Diversified Financial Services – 0.9%
Coinbase Global, Inc. 3.375% 10/1/28 (a)	30,000	19,388
Hightower Holding LLC 6.75% 4/15/29 (a)	40,000	33,618
StoneX Group, Inc. 8.625% 6/15/25 (a)	25,000	25,437
		78,443
Thrifts & Mortgage Finance – 0.3%
Radian Group, Inc. 6.625% 3/15/25	30,000	30,043
TOTAL FINANCIALS		373,662
HEALTH CARE – 7.1%
Biotechnology – 0.3%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (a)	35,000	24,500
Health Care Providers & Services – 2.9%
Akumin Escrow, Inc. 7.50% 8/1/28 (a)	30,000	23,771
Cano Health LLC 6.25% 10/1/28 (a)	90,000	80,829
CHS /Community Health Systems, Inc. 6.875% 4/15/29 (a)	35,000	21,875
DaVita, Inc. 3.75% 2/15/31 (a)	35,000	25,752
Lifepoint Health, Inc. Co. 5.375% 1/15/29 (a)	50,000	37,901
Tenet Healthcare Corp.:
4.375% 1/15/30 (a)	30,000	26,250

	Principal Amount	Value

6.125% 10/1/28 to 6/15/30 (a)	$ 45,000	$ 41,927
		258,305
Life Sciences Tools & Services – 0.5%
IQVIA, Inc. 5.00% 5/15/27 (a)	50,000	48,320
Pharmaceuticals – 3.4%
Catalent Pharma Solutions, Inc. 3.50% 4/1/30 (a)	70,000	57,652
Charles River Laboratories International, Inc. 3.75% 3/15/29 (a)	70,000	60,331
CHS/Community Health Systems, Inc. 5.25% 5/15/30 (a)	70,000	53,027
Darling Ingredients, Inc. 6.00% 6/15/30 (a)	5,000	5,006
Horizon Therapeutics USA, Inc. 5.50% 8/1/27 (a)	30,000	28,739
Jazz Securities DAC 4.375% 1/15/29 (a)	70,000	63,122
Syneos Health, Inc. 3.625% 1/15/29 (a)	50,000	42,262
		310,139
TOTAL HEALTH CARE		641,264
INDUSTRIALS – 11.1%
Aerospace & Defense – 1.7%
Bombardier, Inc. 6.00% 2/15/28 (a)	105,000	92,826
Howmet Aerospace, Inc. 3.00% 1/15/29	30,000	25,320
Triumph Group, Inc. 8.875% 6/1/24 (a)	35,000	35,438
		153,584
Commercial Services & Supplies – 4.5%
APX Group, Inc. 5.75% 7/15/29 (a)	40,000	32,626
Covert Mergeco, Inc. 4.875% 12/1/29 (a)	60,000	50,625
HealthEquity, Inc. 4.50% 10/1/29 (a)	70,000	61,568
KAR Auction Services, Inc. 5.125% 6/1/25 (a)	18,000	17,675
Nielsen Finance LLC / Nielsen Finance Co. 4.50% 7/15/29 (a)	90,000	90,340
Rent-A-Center, Inc. 6.375% 2/15/29 (a)	50,000	42,234
Stericycle, Inc. 3.875% 1/15/29 (a)	80,000	69,300
See accompanying notes which are an integral part of the financial statements.
9	Annual Report

Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Commercial Services & Supplies – continued
The Hertz Corp. 4.625% 12/1/26 (a)	$ 50,000	$ 42,825
		407,193
Construction & Engineering – 2.5%
AECOM 5.125% 3/15/27	50,000	48,500
Brand Industrial Services, Inc. 8.50% 7/15/25 (a)	55,000	44,550
HTA Group Ltd. 7.00% 12/18/25 (a)	30,000	28,093
Pike Corp. 5.50% 9/1/28 (a)	15,000	12,401
VM Consolidated, Inc. 5.50% 4/15/29 (a)	110,000	96,530
		230,074
Marine – 0.4%
Seaspan Corp. 5.50% 8/1/29 (a)	40,000	32,942
Road & Rail – 1.6%
Uber Technologies, Inc. 4.50% 8/15/29 (a)	170,000	147,581
Trading Companies & Distributors – 0.4%
Fortress Transportation and Infrastructure Investors LLC 5.50% 5/1/28 (a)	40,000	34,035
TOTAL INDUSTRIALS		1,005,409
INFORMATION TECHNOLOGY – 12.0%
Communications Equipment – 0.7%
CommScope, Inc. 4.75% 9/1/29 (a)	70,000	59,566
Electronic Equipment, Instruments & Components – 1.1%
Atkore, Inc. 4.25% 6/1/31 (a)	30,000	25,191
SBA Communications Corp. 3.125% 2/1/29	60,000	49,436
Sensata Technologies BV 4.00% 4/15/29 (a)	30,000	25,933
		100,560
IT Services – 4.6%
Austin BidCo, Inc. 7.125% 12/15/28 (a)	40,000	31,600
Black Knight InfoServ LLC 3.625% 9/1/28 (a)	30,000	26,250
Entegris Escrow Corp. 5.95% 6/15/30 (a)	36,000	34,158
Entegris, Inc. 3.625% 5/1/29 (a)	110,000	92,642

	Principal Amount	Value

Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.50% 3/1/29 (a)	$ 160,000	$ 135,389
Minerva Merger Sub, Inc. 6.50% 2/15/30 (a)	30,000	25,471
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 5.75% 6/1/25 (a)	30,000	29,739
The Dun & Bradstreet Corp. 5.00% 12/15/29 (a)	50,000	44,375
		419,624
Semiconductors & Semiconductor Equipment – 0.5%
ON Semiconductor Corp. 3.875% 9/1/28 (a)	50,000	44,590
Software – 4.3%
Clarivate Science Holdings Corp. 3.875% 7/1/28 (a)	170,000	145,521
Elastic N.V. 4.125% 7/15/29 (a)	110,000	93,085
NortonLifeLock, Inc. 5.00% 4/15/25 (a)	30,000	29,610
Open Text Corp. 3.875% 12/1/29 (a)	20,000	16,129
Twilio, Inc. 3.625% 3/15/29	70,000	58,450
Twitter, Inc. 3.875% 12/15/27 (a)	50,000	46,517
		389,312
Technology Hardware, Storage & Peripherals – 0.8%
NCR Corp. 5.125% 4/15/29 (a)	75,000	70,033
TOTAL INFORMATION TECHNOLOGY		1,083,685
MATERIALS – 10.1%
Chemicals – 3.5%
Methanex Corp. 5.125% 10/15/27	70,000	63,735
NOVA Chemicals Corp.:
4.25% 5/15/29 (a)	30,000	24,675
4.875% 6/1/24 (a)	20,000	19,112
Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.00% 1/27/30 (a)	45,000	37,350
Olympus Water US Holding Corp. 6.25% 10/1/29 (a)	60,000	45,300
Sunnova Energy Corp. 5.875% 9/1/26 (a)	80,000	73,800
The Chemours Co. LLC 4.625% 11/15/29 (a)	65,000	53,625
		317,597

See accompanying notes which are an integral part of the financial statements.
Annual Report	10

Nonconvertible Bonds – continued
	Principal Amount	Value
MATERIALS – continued
Construction Materials – 0.6%
Patrick Industries, Inc. 4.75% 5/1/29 (a)	$ 50,000	$40,938
Stericycle, Inc. 5.375% 7/15/24 (a)	15,000	14,678
		55,616
Containers & Packaging – 2.2%
Berry Global Escrow Corp. 5.625% 7/15/27 (a)	120,000	117,180
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (a)	40,000	38,396
Crown Americas LLC / Crown Americas Capital Corp. VI 4.75% 2/1/26	50,000	48,219
		203,795
Metals & Mining – 2.8%
ATI, Inc. 4.875% 10/1/29	50,000	44,730
Coeur Mining, Inc. 5.125% 2/15/29 (a)	30,000	21,845
Eldorado Gold Corp. 6.25% 9/1/29 (a)	35,000	27,989
ERO Copper Corp. 6.50% 2/15/30 (a)	70,000	51,844
IAMGOLD Corp. 5.75% 10/15/28 (a)	40,000	19,975
Infrabuild Australia Pty Ltd. 12.00% 10/1/24 (a)	50,000	47,160
Mineral Resources Ltd. 8.50% 5/1/30 (a)	40,000	40,293
		253,836
Paper & Forest Products – 1.0%
Mercer International, Inc. 5.125% 2/1/29	70,000	61,113
Pearl Merger Sub, Inc. 6.75% 10/1/28 (a)	30,000	26,952
		88,065
TOTAL MATERIALS		918,909
REAL ESTATE – 3.5%
Equity Real Estate Investment Trusts (REITs) – 3.1%
iStar, Inc. 5.50% 2/15/26	30,000	30,600
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	10,000	8,519
5.00% 10/15/27	135,000	121,275
Rithm Capital Corp. 6.25% 10/15/25 (a)	30,000	26,612

	Principal Amount	Value

Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 6.00% 1/15/30 (a)	$ 130,000	$ 91,664
		278,670
Real Estate Management & Development – 0.4%
Realogy Group LLC / Realogy Co-Issuer Corp. 5.25% 4/15/30 (a)	50,000	37,598
TOTAL REAL ESTATE		316,268
UTILITIES – 1.8%
Electric Utilities – 1.5%
Terraform Global Operating LP 6.125% 3/1/26 (a)	140,000	131,880
Multi-Utilities – 0.3%
PG&E Corp. 5.00% 7/1/28	35,000	31,079
TOTAL UTILITIES		162,959
TOTAL NONCONVERTIBLE BONDS (Cost $9,325,509)		8,513,042
Convertible Bonds – 1.3%

COMMUNICATION SERVICES – 1.0%
Media – 1.0%
DISH Network Corp. 3.375% 8/15/26	120,000	86,347
FINANCIALS – 0.3%
Real Estate Management & Development – 0.3%
Redfin Corp. 0.50% 4/1/27	58,000	29,176
TOTAL CONVERTIBLE BONDS (Cost $126,152)		115,523

Common Stocks – 0.5%
	Shares
OIL, GAS & CONSUMABLE FUELS – 0.5%
Oil & Gas Exploration & Production – 0.3%
Denbury, Inc. (e)	150	13,340
EQT Corp.	230	10,994
		24,334
Oil & Gas Refining & Marketing – 0.2%
New Fortress Energy, Inc.	300	17,205
TOTAL OIL, GAS & CONSUMABLE FUELS		41,539
TOTAL COMMON STOCKS (Cost $30,652)		41,539

See accompanying notes which are an integral part of the financial statements.
11	Annual Report

Schedule of Investments–continued
Bank Loan Obligations – 0.0%
	Principal Amount	Value
INDUSTRIALS – 0.0%
Construction & Engineering – 0.0%
Brand Energy & Infrastructure Services, Inc. 2017 Term Loan 3 month U.S. LIBOR + 4.250% 7.033% 6/21/24 (b)(c)(f)	$ 995	$ 906
TOTAL BANK LOAN OBLIGATIONS (Cost $974)		906

Money Market Fund – 3.3%
	Shares
Fidelity Cash Central Fund, 2.33% (g) (Cost $299,904)	299,844	299,904
TOTAL INVESTMENT IN SECURITIES – 99.1% (Cost $9,783,191)		8,970,914
NET OTHER ASSETS (LIABILITIES) – 0.9%		80,591
NET ASSETS – 100.0%		$ 9,051,505

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,126,027 or 78.7% of net assets.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security is perpetual in nature with no stated maturity date.
(e)	Non-income producing.
(f)	Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.
(g)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 2.33%	$—	$3,773,140	$3,473,236	$1,149	$—	$—	$299,904	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
Annual Report	12

Investment Valuation
The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$ 8,513,042	$ —	$ 8,513,042	$ —
Convertible Bonds	115,523	—	115,523	—
Common Stocks	41,539	41,539	—	—
Bank Loan Obligations	906	—	906	—
Money Market Funds	299,904	299,904	—	—
Total Investments in Securities:	$ 8,970,914	$ 341,443	$ 8,629,471	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	83.2%
Canada	6.4%
Luxembourg	2.1%
Netherlands	1.6%
Australia	1.4%
United Kingdom	1.3%
Others (Individually Less Than 1%)	3.1%
99.1%
See accompanying notes which are an integral part of the financial statements.
13	Annual Report

Financial Statements
Statements of Assets and Liabilities
August 31, 2022
Fidelity Sustainable High Yield ETF
Assets
Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$ 8,671,010
Fidelity Central Funds	299,904
Total Investments in Securities	$ 8,970,914
Receivable for investments sold
Regular delivery	3
Distributions receivable from Fidelity Central Funds	485
Dividends receivable	35
Interest receivable	135,476
Total assets	9,106,913
Liabilities
Payable for investments purchased
Regular delivery	6,532
Dividends payable	44,600
Accrued management fees	4,276
Total liabilities	55,408
Net Assets	$ 9,051,505
Net Assets consist of:
Paid in capital	$10,029,358
Total accumulated earnings (loss)	(977,853)
Net Assets	$ 9,051,505
Shares outstanding	200,000
Net Asset Value per share	$ 45.26
Investments at cost – Unaffiliated issuers	$ 9,483,287
Investments at cost – Fidelity Central Funds	299,904
Investments at cost	$ 9,783,191
See accompanying notes which are an integral part of the financial statements.
Annual Report	14

Statements of Operations
For the year ended August 31, 2022
Fidelity Sustainable High Yield ETFA
Investment Income
Dividends	$ 123
Interest	307,531
Income from Fidelity Central Funds	1,149
Total income	308,803
Expenses
Management fees	28,104
Independent trustees' fees and expenses	15
Total expenses before reductions	28,119
Expense reductions	(32)
Total expenses	28,087
Net investment income (loss)	280,716
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(169,092)
Total net realized gain (loss)	(169,092)
Change in net unrealized appreciation (depreciation) on investment securities	(812,277)
Net gain (loss)	(981,369)
Net increase (decrease) in net assets resulting from operations	$(700,653)

A	For the period February 15, 2022 (commencement of operations) through August 31, 2022.
See accompanying notes which are an integral part of the financial statements.
15	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
Fidelity Sustainable High Yield ETF
Year ended August 31, 2022A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 280,716
Net realized gain (loss)	(169,092)
Change in net unrealized appreciation (depreciation)	(812,277)
Net increase (decrease) in net assets resulting from operations	(700,653)
Distributions to shareholders	(277,200)
Share transactions
Proceeds from sales of shares	10,029,358
Net increase (decrease) in net assets resulting from share transactions	10,029,358
Total increase (decrease) in net assets	9,051,505
Net Assets
Beginning of period	—
End of period	$ 9,051,505
Other Information
Shares
Sold	200,000
Redeemed	—
Net increase (decrease)	200,000

A	For the period February 15, 2022 (commencement of operations) through August 31, 2022.
See accompanying notes which are an integral part of the financial statements.
Annual Report	16

Financial Highlights
Fidelity Sustainable High Yield ETF
Year ended August 31, 2022A
Selected Per-Share Data
Net asset value, beginning of period	$ 50.00
Income from Investment Operations
Net investment income (loss)B,C	1.404
Net realized and unrealized gain (loss)	(4.758)
Total from investment operations	(3.354)
Distributions from net investment income	(1.386)
Total distributions	(1.386)
Net asset value, end of period	$ 45.26
Total ReturnD,E	(6.78)%
Ratios to Average Net AssetsB,F,G,H
Expenses before reductions	.55%
Expenses net of fee waivers, if any	.55%
Expenses net of all reductions	.55%
Net investment income (loss)	5.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,052
Portfolio turnover rateI,J	24%

A	For the period February 15, 2022 (commencement of operations) through August 31, 2022.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Annualized.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
J	Amount not annualized.
See accompanying notes which are an integral part of the financial statements.
17	Annual Report

Notes to Financial Statements
For the period ended August 31, 2022
1. Organization.
Fidelity Sustainable High Yield ETF (the Fund) is an exchange-traded fund of Fidelity Covington Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Application of FMR's environmental, social and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance depending on whether certain investments are in or out of favor. The criteria related to the Fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the Fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the investment adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
(a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund’s most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
Annual Report	18

3. Significant Accounting Policies – continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund’s Schedule of Investments.
Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca). Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of
19	Annual Report

Notes to Financial Statements  – continued
3. Significant Accounting Policies – continued

unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to capital loss carryforwards, premium and discount on debt securities and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Sustainable High Yield ETF	$ 9,782,500	$ 23,494	$ (835,080)	$ (811,586)
The tax-based components of distributable earnings as of period end were as follows:
	Undistributed ordinary income	Undistributed capital gains	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Sustainable High Yield ETF	$ 435	$ —	$ (166,702)	$ (811,586)
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.
	Short-term	Long-term	Total capital loss carryforward
Fidelity Sustainable High Yield ETF	$ (166,702)	$ —	$ (166,702)
The tax character of distributions paid was as follows:
August 31, 2022
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity Sustainable High Yield ETF	$ 277,200	$ —	$ —	$ 277,200
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Sustainable High Yield ETF	11,803,622	2,179,534
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .55% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.
Annual Report	20

5. Fees and Other Transactions with Affiliates – continued

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in the net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Sustainable High Yield ETF	$ $ 1
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.
6. Expense Reductions.
Through arrangements with the Fund’s custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund’s expenses by $32.
7. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
8. Other.
A fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund’s investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund’s level of investment in the securities of that issuer.
21	Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and Shareholders of Fidelity Sustainable High Yield ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Sustainable High Yield ETF (one of the funds constituting Fidelity Covington Trust, referred to hereafter as the "Fund”) as of August 31, 2022, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period February 15, 2022 (commencement of operations) through August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, and the results of its operations, changes in its net assets, and the financial highlights for the period February 15, 2022 (commencement of operations) through August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
October 18, 2022
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Annual Report	22

Trustees and Officers (Unaudited)
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund’s performance. Each of the Trustees oversees 316 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.
Experience, Skills, Attributes, and Qualifiﬁcations of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund’s Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund’s Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
23	Annual Report

Trustees and Officers (Unaudited)  – continued
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund’s activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund’s business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the fund’s exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund’s activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund’s Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund’s Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Annual Report	24

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2018
Trustee
Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University’s Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
25	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
Garnett A. Smith (1947)
Year of Election or Appointment: 2013
Trustee
Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).
David M. Thomas (1949)
Year of Election or Appointment: 2018
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Annual Report	26

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2013
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Offiﬃcers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2018
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
27	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupation
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Annual Report	28

Name, Year of Birth; Principal Occupation
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
29	Annual Report

Shareholder Expense Example (Unaudited)
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2022 to August 31, 2022).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During PeriodB March 1, 2022 to August 31, 2022
Fidelity Sustainable High Yield ETF	0.55%
Actual		$ 1,000.00	$ 924.20	$ 2.67
Hypothetical C		$ 1,000.00	$ 1,022.43	$ 2.80

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
C	5% return per year before expenses.
Annual Report	30

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The fund hereby designates the amount noted below as distributions paid during the period January 1, 2022 to August 31, 2022 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:
Fidelity Sustainable High Yield ETF	$229,188
The funds will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.
31	Annual Report

SHY-ANN-1022
1.9904449.100
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

Fidelity® High Yield Factor ETF
Fidelity® Preferred Securities & Income ETF
Annual Report
August 31, 2022

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.
© 2022 FMR LLC. All Rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.
Annual Report	2

Market Recap
The ICE BofA® US High Yield Constrained Index returned -10.43% for the 12 months ending August 31, 2022, as a multitude of crosscurrents challenged the global economy and financial markets. Persistently high inflation, exacerbated by energy price shocks from the Russia–Ukraine conflict, spurred the U.S. Federal Reserve to hike interest rates more aggressively than anticipated, and concerns about the outlook for economic growth sent stocks into bear market territory. In early May, the Fed approved a rare half-percentage-point interest rate increase and announced plans to shrink its $9 trillion asset portfolio. June began with the Fed allowing up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Two weeks later, the central bank raised rates by 0.75 percentage points, its largest increase since 1994, and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. Against this volatile backdrop, the index returned -14.03% in the first half of 2022. High yield sharply reversed course in July (+6.02%), even as the central bank again raised its benchmark interest rate by 0.75%, before a leg down in August (-2.39%). For the full 12 months, the health care and banking industries (-16% each) lagged most, followed by retail (-14%). In contrast, energy led the way, returning about -4% amid a surge in commodity prices, while transportation returned roughly -7%.
3	Annual Report

Fidelity® High Yield Factor ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® High Yield Factor ETF, with comparisons over different time periods to the fund’s relevant benchmarks. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended August 31, 2022
Average Annual Total Returns	Past 1 Year	Life of Fund
Fidelity High Yield Factor ETF – NAVA	-11.85	3.74
Fidelity High Yield Factor ETF – Market PriceB	-12.31	3.52
ICE BofA BB-B US High Yield Constrained IndexA	-10.21	2.70
ICE BofA US High Yield Master II IndexA	-10.43	2.46
Average annual total returns represent just that – the average return on an annual basis for Fidelity® High Yield Factor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From June 12, 2018.
B	From June 14, 2018, date initially listed on the NYSE ARCA exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity High Yield Factor ETF – NAV on June 12, 2018, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the ICE BofA BB-B US High Yield Constrained Index performed over the same period.
Annual Report	4

Fidelity® High Yield Factor ETF
Management’s Discussion of Fund Performance
Comments from Lead Manager Michael Cheng and Co-Managers Benjamin Harrison and Alexandre Karam:
For the fiscal year ending August 31, 2022, the exchange-traded fund's (ETF) net asset value returned -11.85% and its market price returned -12.31%, trailing the -10.21% result of the benchmark, the ICE BofA® BB-B US High Yield Constrained Index. The fund's core investment in high-yield bonds returned -11.56% and detracted from performance versus the benchmark. By industry, security selection was the primary detractor, especially in media. Stock selection in health care and telecommunications also hindered the fund's relative result. The fund's largest individual relative detractor was an outsized stake in Charter Communications, which returned approximately -18% the past year. The company was among our biggest holdings. Also hindering performance was an underweighting in Community Health Systems, which returned about -15%. The fund's non-benchmark stake in Carvana, a position not held at period end, returned -31%. Conversely, the biggest contributor to performance versus the benchmark was an underweighting in health care. Also helping the fund's relative result were underweightings in telecommunications and banking. The fund's largest individual relative contributor was our lighter-than-benchmark stake in Kraft Heinz, which returned roughly -12% the past 12 months. Kraft Heinz was not held at period end. Also bolstering performance was our overweighting in TransDigm, which returned -1%. TransDigm was among our largest holdings. Another notable relative contributor was an outsized stake in Uber Technologies (-1%), one of the biggest holdings in the fund this period. By quality, security selection in bonds rated B and BB detracted the most versus the benchmark. Notable changes in positioning include reduced exposure to the services industry and a higher allocation to energy.
Note to shareholders: On January 3, 2022, Benjamin Harrison assumed co-management responsibilities for the fund.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
5	Annual Report

Fidelity® High Yield Factor ETF
Investment Summary (Unaudited)

Top Five Holdings as of August 31, 2022
(by issuer, excluding cash equivalents)	% of fund’s net assets
TransDigm, Inc.	3.7
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	2.5
CCO Holdings LLC / CCO Holdings Capital Corp.	2.4
Yum! Brands, Inc.	2.4
Occidental Petroleum Corp.	2.3
13.3

Top Five Market Sectors as of August 31, 2022
% of fund's net assets
Energy	17.5
Consumer Discretionary	12.6
Financials	12.1
Industrials	11.7
Communication Services	11.4
Quality Diversification as of August 31, 2022
We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of August 31, 2022
* Foreign investments – 15.1%

Annual Report	6

Fidelity® Preferred Securities & Income ETF
Performance (Unaudited)
The information provided in the tables below shows you the performance of Fidelity® Preferred Securities & Income ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*
The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on Cboe BZX Exchange, Inc. (CboeBZX) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on CboeBZX. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.
Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/factor-etfs or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.
Fiscal Periods Ended August 31, 2022
Average Annual Total Returns	Past 1 Year	Life of Fund
Fidelity Preferred Securities & Income ETF – NAVA	-14.50	-11.09
Fidelity Preferred Securities & Income ETF – Market PriceB	-14.95	-11.16
ICE BofA US All Capital Securities IndexA	-11.44	-8.69
ICE U.S. All Capital Securities Constrained Custom IndexA	-11.56	-8.77
Average annual total returns represent just that – the average return on an annual basis for Fidelity® Preferred Securities & Income ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A
From June 15, 2021.
B	From June 17 2021, date initially listed on the CboeBZX exchange.
*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.
$10,000 Over Life of Fund
Let’s say hypothetically that $10,000 was invested in Fidelity Preferred Securities & Income ETF – NAV on June 15, 2021, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the ICE BofA US All Capital Securities Index performed over the same period.
7	Annual Report

Fidelity® Preferred Securities & Income ETF
Management’s Discussion of Fund Performance
Comments from Co-Managers Adam Kramer and Brian Chang:
For the fiscal year, the exchange-traded fund's (ETF) net asset value returned -14.50 and its market price returned -14.95, underperforming the -11.44% result of the benchmark, the ICE BofA U.S. All Capital Securities Index. By industry, security selection was the primary detractor versus the benchmark the past 12 months, especially in banking. Also hindering performance was security selection and an overweighting in financial services and security selection and an underweighting in insurance. The fund's biggest individual relative detractor was an overweighting in KKR Group Finance, which returned -23% the past 12 months. The company was among our largest holdings. Another notable relative detractor was an outsized stake in Ally Financial (-17%), which was among the biggest holdings in the fund this period. It also hurt to overweight JPMorgan Chase (-20%), also among the largest holdings in the fund. Conversely, the top contributor to performance versus the benchmark was security picks in media. Also lifting the fund's relative result were underweightings in real estate and retail. The fund's largest individual relative contributor was an overweighting in MST Financial, which returned roughly -7% the past year. We added to our position in this company. Also lifting performance was our outsized stake in Goldman Sachs, which returned about -3%. We increased our stake the past 12 months. Another notable relative contributor was an overweighting in Citizens Financial (-7%), one of the biggest holdings in the fund. Notable changes in positioning include increased exposure to the energy, utility and banking industries, as well as a lower allocation to financial services.
The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.
Annual Report	8

Fidelity® Preferred Securities & Income ETF
Investment Summary (Unaudited)

Top Ten Investments as of August 31, 2022
(excluding cash equivalents)	% of fund's net assets
PNC Financial Services Group, Inc.	4.4
Wells Fargo & Co.	3.9
Morgan Stanley	3.6
Citizens Financial Group, Inc.	3.4
Truist Financial Corp.	3.0
JPMorgan Chase & Co.	2.9
The Charles Schwab Corp.	2.6
KKR Group Finance Co. IX LLC	2.6
Goldman Sachs Group, Inc.	2.4
Bank of America Corp.	2.4
31.2

Top Five Market Sectors as of August 31, 2022
% of fund's net assets
Financials	52.7
Energy	6.0
Utilities	4.6
Communication Services	1.5
Consumer Discretionary	1.0

Asset Allocation as of August 31, 2022
* Foreign investments – 7.2%
9	Annual Report

Fidelity® High Yield Factor ETF
Schedule of Investments August 31, 2022
Showing Percentage of Net Assets
Nonconvertible Bonds – 96.1%
	Principal Amount	Value
COMMUNICATION SERVICES – 11.4%
Diversified Telecommunication Services – 2.0%
Altice France SA:
5.125% 7/15/29 (a)	$ 1,390,000	$ 1,055,927
5.50% 10/15/29 (a)	410,000	323,777
Frontier Communications Holdings LLC:
5.00% 5/1/28 (a)	1,163,000	1,019,323
6.00% 1/15/30 (a)	355,000	292,527
Lumen Technologies, Inc.:
4.50% 1/15/29 (a)	755,000	563,222
5.125% 12/15/26 (a)	970,000	838,163
5.375% 6/15/29 (a)	329,000	256,910
6.875% 1/15/28	330,000	297,066
Telecom Italia Capital S.A. 7.20% 7/18/36	1,031,000	879,804
		5,526,719
Entertainment – 0.5%
Live Nation Entertainment, Inc. 4.875% 11/1/24 (a)	1,364,000	1,319,670
Interactive Media & Services – 1.2%
Match Group Holdings II LLC 3.625% 10/1/31 (a)	2,350,000	1,838,261
TripAdvisor, Inc. 7.00% 7/15/25 (a)	1,403,000	1,377,872
		3,216,133
Media – 7.0%
Altice Financing SA 5.75% 8/15/29 (a)	700,000	564,627
CCO Holdings LLC / CCO Holdings Capital Corp.:
4.25% 1/15/34 (a)	3,505,000	2,668,567
4.50% 5/1/32	2,445,000	1,984,069
6.375% 9/1/29 (a)	2,000,000	1,942,500
Cimpress PLC 7.00% 6/15/26 (a)	822,000	655,071
CSC Holdings LLC:
4.50% 11/15/31 (a)	1,550,000	1,243,459
5.00% 11/15/31 (a)	487,000	347,351
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.875% 8/15/27 (a)	613,000	560,895
DISH DBS Corp. 5.125% 6/1/29	1,915,000	1,134,637
Frontier Communications Holdings LLC 8.75% 5/15/30 (a)	305,000	313,961
Iliad Holding SASU 7.00% 10/15/28 (a)	485,000	444,930

	Principal Amount	Value

Lamar Media Corp. 3.625% 1/15/31	$ 2,069,000	$ 1,733,553
Nexstar Broadcasting, Inc. 4.75% 11/1/28 (a)	2,000,000	1,810,000
Sirius XM Radio, Inc. 3.125% 9/1/26 (a)	1,970,000	1,754,255
Univision Communications, Inc.:
4.50% 5/1/29 (a)	692,000	605,327
7.375% 6/30/30 (a)	505,000	501,228
Virgin Media Vendor Financing Notes IV DAC 5.00% 7/15/28 (a)	650,000	555,129
Windstream Escrow LLC / Windstream Escrow Finance Corp. 7.75% 8/15/28 (a)	251,000	215,755
WMG Acquisition Corp. 3.75% 12/1/29 (a)	300,000	256,420
		19,291,734
Wireless Telecommunication Services – 0.7%
Cogent Communications Group, Inc. 7.00% 6/15/27 (a)	1,950,000	1,863,597
TOTAL COMMUNICATION SERVICES		31,217,853
CONSUMER DISCRETIONARY – 12.6%
Auto Components – 0.1%
Tenneco, Inc. 5.125% 4/15/29 (a)	180,000	174,641
Automobiles – 1.6%
Ford Motor Credit Co. LLC:
2.90% 2/10/29	2,800,000	2,265,900
4.95% 5/28/27	2,400,000	2,253,180
		4,519,080
Hotels, Restaurants & Leisure – 8.1%
1011778 BC ULC / New Red Finance, Inc. 4.00% 10/15/30 (a)	3,015,000	2,446,868
Caesars Entertainment, Inc. 6.25% 7/1/25 (a)	832,300	812,666
Carnival Corp.:
4.00% 8/1/28 (a)	2,520,000	2,097,850
6.00% 5/1/29 (a)	472,000	356,526
9.875% 8/1/27 (a)	410,000	411,539
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (a)	1,500,000	1,389,735
FirstCash, Inc. 5.625% 1/1/30 (a)	3,060,000	2,738,700
Hilton Domestic Operating Co., Inc. 3.75% 5/1/29 (a)	2,050,000	1,768,678
Marriott Ownership Resorts, Inc. 4.50% 6/15/29 (a)	40,000	33,724

See accompanying notes which are an integral part of the financial statements.
Annual Report	10

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure – continued
MGM Resorts International 6.75% 5/1/25	$ 151,000	$ 150,829
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (a)	677,000	610,307
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	376,000	376,365
5.50% 8/31/26 (a)	1,300,000	1,039,142
TKC Holdings, Inc. 6.875% 5/15/28 (a)	300,000	252,750
Travel + Leisure Co. 6.625% 7/31/26 (a)	270,000	261,649
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (a)	235,000	192,056
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (a)	933,000	834,441
Yum! Brands, Inc.:
3.625% 3/15/31	540,000	454,788
4.75% 1/15/30 (a)	220,000	200,475
5.375% 4/1/32	6,030,000	5,550,585
6.875% 11/15/37	292,000	306,990
		22,286,663
Household Durables – 0.4%
Ashton Woods USA LLC / Ashton Woods Finance Co. 4.625% 4/1/30 (a)	185,000	145,941
LGI Homes, Inc. 4.00% 7/15/29 (a)	860,000	670,800
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (a)	270,000	260,272
		1,077,013
Internet & Direct Marketing Retail – 0.1%
GrubHub Holdings, Inc. 5.50% 7/1/27 (a)	286,000	223,080
Leisure Products – 0.1%
Vista Outdoor, Inc. 4.50% 3/15/29 (a)	510,000	379,654
Specialty Retail – 2.1%
Asbury Automotive Group, Inc.:
4.75% 3/1/30	1,614,000	1,371,900
5.00% 2/15/32 (a)	605,000	505,266
BlueLinx Holdings, Inc. 6.00% 11/15/29 (a)	350,000	296,565
Foot Locker, Inc. 4.00% 10/1/29 (a)	127,000	103,505
Group 1 Automotive, Inc. 4.00% 8/15/28 (a)	2,198,000	1,877,927

	Principal Amount	Value

L Brands, Inc. 9.375% 7/1/25 (a)	$ 980,000	$ 1,036,737
LCM Investments Holdings II LLC 4.875% 5/1/29 (a)	125,000	104,351
PetSmart, Inc. / PetSmart Finance Corp. 4.75% 2/15/28 (a)	115,000	102,475
Sonic Automotive, Inc. 4.875% 11/15/31 (a)	450,000	375,115
		5,773,841
Textiles, Apparel & Luxury Goods – 0.1%
Kontoor Brands, Inc. 4.125% 11/15/29 (a)	250,000	213,212
TOTAL CONSUMER DISCRETIONARY		34,647,184
CONSUMER STAPLES – 4.8%
Food Products – 2.7%
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (a)	867,000	781,383
Performance Food Group, Inc. 4.25% 8/1/29 (a)	5,560,000	4,760,917
Pilgrim's Pride Corp. 3.50% 3/1/32 (a)	2,400,000	1,946,592
		7,488,892
Household Products – 1.1%
Resideo Funding, Inc. 4.00% 9/1/29 (a)	3,523,000	2,957,181
Personal Products – 0.1%
Prestige Brands, Inc. 3.75% 4/1/31 (a)	401,000	320,828
Tobacco – 0.9%
Turning Point Brands, Inc. 5.625% 2/15/26 (a)	1,420,000	1,260,011
Vector Group Ltd. 5.75% 2/1/29 (a)	1,185,000	1,027,158
		2,287,169
TOTAL CONSUMER STAPLES		13,054,070
ENERGY – 17.5%
Energy Equipment & Services – 1.5%
Bristow Group, Inc. 6.875% 3/1/28 (a)	166,000	153,965
Nabors Industries, Inc. 7.375% 5/15/27 (a)	200,000	193,000
Oceaneering International, Inc. 4.65% 11/15/24	301,000	280,809
Patterson-UTI Energy, Inc. 5.15% 11/15/29	270,000	236,612
Tervita Corp. 11.00% 12/1/25 (a)	510,000	552,924
See accompanying notes which are an integral part of the financial statements.
11	Annual Report

Fidelity® High Yield Factor ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Energy Equipment & Services – continued
USA Compression Partners LP / USA Compression Finance Corp. 6.875% 4/1/26	$ 1,999,000	$ 1,874,762
USA Compression Partners LP/USA Compression Finance Corp. 6.875% 9/1/27	196,000	181,190
Weatherford International Ltd. 6.50% 9/15/28 (a)	700,000	659,750
		4,133,012
Oil, Gas & Consumable Fuels – 16.0%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (a)	185,000	184,922
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375% 6/15/29 (a)	515,000	472,209
Antero Resources Corp. 8.375% 7/15/26 (a)	275,000	295,060
Baytex Energy Corp. 8.75% 4/1/27 (a)	145,000	148,263
Buckeye Partners LP 4.50% 3/1/28 (a)	330,000	292,169
California Resources Corp. 7.125% 2/1/26 (a)	140,000	137,627
Chord Energy Corp. 6.375% 6/1/26 (a)	508,000	492,760
CITGO Petroleum Corp.:
6.375% 6/15/26 (a)	715,000	680,463
7.00% 6/15/25 (a)	624,000	606,821
Civitas Resources, Inc. 5.00% 10/15/26 (a)	1,088,000	1,012,969
CNX Midstream Partners LP 4.75% 4/15/30 (a)	403,000	340,209
Colgate Energy Partners III LLC 5.875% 7/1/29 (a)	380,000	354,350
Coronado Finance Pty Ltd. 10.75% 5/15/26 (a)	180,000	187,200
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.00% 2/1/29 (a)	275,000	254,031
DCP Midstream LP 7.375% (b)(c)	143,000	142,285
Delek Logistics Partners LP / Delek Logistics Finance Corp. 7.125% 6/1/28 (a)	2,263,000	2,114,321
DT Midstream, Inc. 4.125% 6/15/29 (a)	800,000	702,384

	Principal Amount	Value

Energy Ventures Gom LLC / EnVen Finance Corp. 11.75% 4/15/26 (a)	$ 222,000	$ 227,517
EnLink Midstream LLC 6.50% 9/1/30 (a)	2,305,000	2,293,475
EQT Corp. 7.00% 2/1/30	152,000	162,653
Ferrellgas LP / Ferrellgas Finance Corp. 5.375% 4/1/26 (a)	556,000	483,720
Harvest Midstream I LP 7.50% 9/1/28 (a)	250,000	236,535
Hess Midstream Operations LP:
4.25% 2/15/30 (a)	175,000	150,236
5.50% 10/15/30 (a)	125,000	113,814
Hilcorp Energy I LP / Hilcorp Finance Co. 6.25% 11/1/28 (a)	500,000	472,470
Holly Energy Partners LP / Holly Energy Finance Corp. 5.00% 2/1/28 (a)	460,000	428,338
Independence Energy Finance LLC 7.25% 5/1/26 (a)	552,000	528,076
Kinetik Holdings LP 5.875% 6/15/30 (a)	240,000	228,314
Matador Resources Co. 5.875% 9/15/26	165,300	161,804
Moss Creek Resources Holdings, Inc. 7.50% 1/15/26 (a)	310,000	281,942
Murphy Oil Corp.:
5.75% 8/15/25	980,000	970,675
6.375% 7/15/28	20,000	19,673
New Fortress Energy, Inc. 6.50% 9/30/26 (a)	5,612,000	5,316,528
Northern Oil and Gas, Inc. 8.125% 3/1/28 (a)	200,000	192,000
NuStar Logistics LP 5.625% 4/28/27	160,000	145,669
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 4/1/29 (a)	700,000	694,006
Occidental Petroleum Corp.:
6.125% 1/1/31	3,410,000	3,543,873
6.625% 9/1/30	2,201,000	2,351,328
7.50% 5/1/31	260,000	292,863
Parkland Corp. 4.625% 5/1/30 (a)	2,220,000	1,905,631
Parkland Fuel Corp. 5.875% 7/15/27 (a)	482,000	465,610

See accompanying notes which are an integral part of the financial statements.
Annual Report	12

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
PBF Holding Co. LLC / PBF Finance Corp. 6.00% 2/15/28	$ 465,000	$ 417,647
PDC Energy, Inc. 6.125% 9/15/24	433,000	428,811
Petrofac Ltd. 9.75% 11/15/26 (a)	500,000	377,639
Range Resources Corp. 8.25% 1/15/29	679,000	712,746
Rockcliff Energy II LLC 5.50% 10/15/29 (a)	480,000	443,573
Rockies Express Pipeline LLC 4.80% 5/15/30 (a)	704,000	590,480
SM Energy Co. 6.75% 9/15/26	450,000	442,548
Solaris Midstream Holdings LLC 7.625% 4/1/26 (a)	346,000	337,783
Southwestern Energy Co. 7.75% 10/1/27	350,000	362,688
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 8.50% 10/15/26 (a)	300,000	290,559
Sunoco LP / Sunoco Finance Corp.:
4.50% 5/15/29 to 4/30/30	4,048,000	3,445,958
5.875% 3/15/28	927,000	861,949
Superior Plus LP / Superior General Partner, Inc. 4.50% 3/15/29 (a)	104,000	91,708
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6.00% 9/1/31 (a)	500,000	437,500
Tap Rock Resources LLC 7.00% 10/1/26 (a)	240,000	224,726
Teine Energy Ltd. 6.875% 4/15/29 (a)	585,000	534,098
Venture Global Calcasieu Pass LLC 4.125% 8/15/31 (a)	248,000	215,247
Vermilion Energy, Inc. 6.875% 5/1/30 (a)	1,136,000	1,103,351
Western Midstream Operating LP:
3.35% 2/1/25	2,142,000	2,020,913
5.50% 2/1/50	715,000	618,833
		44,043,550
TOTAL ENERGY		48,176,562
FINANCIALS – 12.1%
Banks – 0.1%
UniCredit SpA 7.296% 4/2/34 (a)(c)	289,693	259,378

	Principal Amount	Value

Capital Markets – 2.1%
Brightsphere Investment Group, Inc. 4.80% 7/27/26	$ 1,563,000	$ 1,421,361
Jane Street Group / JSG Finance, Inc. 4.50% 11/15/29 (a)	165,000	149,505
LPL Holdings, Inc.:
4.00% 3/15/29 (a)	3,000,000	2,656,260
4.375% 5/15/31 (a)	1,599,000	1,407,200
		5,634,326
Consumer Finance – 4.6%
Credit Acceptance Corp. 6.625% 3/15/26	1,345,000	1,318,100
Enova International, Inc. 8.50% 9/15/25 (a)	525,000	489,752
Ford Motor Credit Co. LLC 4.687% 6/9/25	1,000,000	960,000
goeasy Ltd. 4.375% 5/1/26 (a)	2,962,000	2,657,625
Nationstar Mortgage Holdings, Inc.:
5.75% 11/15/31 (a)	860,000	681,967
6.00% 1/15/27 (a)	500,000	444,708
Navient Corp. 4.875% 3/15/28	900,000	735,160
OneMain Finance Corp. 3.875% 9/15/28	2,715,000	2,117,700
PennyMac Financial Services, Inc. 5.75% 9/15/31 (a)	600,000	486,330
PRA Group, Inc.:
5.00% 10/1/29 (a)	1,881,000	1,620,704
7.375% 9/1/25 (a)	1,171,000	1,167,505
World Acceptance Corp. 7.00% 11/1/26 (a)	100,000	69,532
		12,749,083
Diversified Financial Services – 4.5%
AG TTMT Escrow Issuer LLC 8.625% 9/30/27 (a)	500,000	500,200
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625% 7/15/26 (a)	591,000	553,347
Burford Capital Global Finance LLC 6.25% 4/15/28 (a)	600,000	531,665
Castlelake Aviation Finance DAC 5.00% 4/15/27 (a)	414,000	357,006
Compass Group Diversified Holdings LLC 5.00% 1/15/32 (a)	500,000	395,490
Deutsche Bank AG:
3.729% 1/14/32 (c)	91,000	66,940
4.875% 12/1/32 (c)	102,000	86,647
See accompanying notes which are an integral part of the financial statements.
13	Annual Report

Fidelity® High Yield Factor ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
4.375% 2/1/29	$ 2,700,000	$ 2,296,431
4.75% 9/15/24	412,000	391,927
5.25% 5/15/27	4,738,000	4,305,658
Jefferies Finance LLC / JFIN Co-Issuer Corp. 5.00% 8/15/28 (a)	345,000	294,834
Midcap Financial Issuer Trust 5.625% 1/15/30 (a)	250,000	190,745
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2/1/27 (a)	639,000	613,440
StoneX Group, Inc. 8.625% 6/15/25 (a)	1,240,000	1,261,700
VistaJet Malta Finance PLC / XO Management Holding, Inc. 7.875% 5/1/27 (a)	450,000	412,295
		12,258,325
Insurance – 0.3%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/27 (a)	800,000	720,616
AmWINS Group, Inc. 4.875% 6/30/29 (a)	200,000	174,005
		894,621
Thrifts & Mortgage Finance – 0.5%
MGIC Investment Corp. 5.25% 8/15/28	645,000	601,463
NMI Holdings, Inc. 7.375% 6/1/25 (a)	747,000	754,649
		1,356,112
TOTAL FINANCIALS		33,151,845
HEALTH CARE – 4.5%
Biotechnology – 0.2%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (a)	695,000	486,500
Health Care Equipment & Supplies – 0.4%
Avantor Funding, Inc. 3.875% 11/1/29 (a)	1,394,000	1,206,062
Health Care Providers & Services – 2.1%
AMN Healthcare, Inc. 4.00% 4/15/29 (a)	1,180,000	1,014,800
CHS/Community Health Systems, Inc. 4.75% 2/15/31 (a)	2,000,000	1,476,800
DaVita, Inc. 3.75% 2/15/31 (a)	919,000	676,177

	Principal Amount	Value

Medline Borrower LP 5.25% 10/1/29 (a)	$ 750,000	$ 630,315
ModivCare, Inc. 5.875% 11/15/25 (a)	895,000	841,534
Tenet Healthcare Corp. 6.125% 10/1/28 (a)	1,316,000	1,207,430
		5,847,056
Pharmaceuticals – 1.8%
Bausch Health Cos., Inc. 4.875% 6/1/28 (a)	3,300,000	2,281,158
BellRing Brands, Inc. 7.00% 3/15/30 (a)	300,000	286,497
Catalent Pharma Solutions, Inc. 3.50% 4/1/30 (a)	955,000	786,543
Darling Ingredients, Inc. 6.00% 6/15/30 (a)	315,000	315,397
Garden Spinco Corp. 8.625% 7/20/30 (a)	115,000	122,475
Organon & Co. / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 (a)	186,000	162,750
Organon Finance 1 LLC 4.125% 4/30/28 (a)	533,000	478,192
US Acute Care Solutions LLC 6.375% 3/1/26 (a)	500,000	446,589
		4,879,601
TOTAL HEALTH CARE		12,419,219
INDUSTRIALS – 11.7%
Aerospace & Defense – 3.7%
TransDigm, Inc.:
4.875% 5/1/29	3,970,000	3,366,964
6.25% 3/15/26 (a)	6,454,000	6,341,055
8.00% 12/15/25 (a)	315,000	322,623
		10,030,642
Air Freight & Logistics – 0.3%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (a)	810,000	741,150
Airlines – 1.0%
Air Canada 3.875% 8/15/26 (a)	280,000	249,851
Allegiant Travel Co. 7.25% 8/15/27 (a)	220,000	218,510
American Airlines, Inc. 11.75% 7/15/25 (a)	534,900	591,067
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.50% 4/20/26 (a)	645,634	614,179
United Airlines Holdings, Inc. 4.875% 1/15/25	369,000	348,935

See accompanying notes which are an integral part of the financial statements.
Annual Report	14

Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Airlines – continued
United Airlines, Inc. 4.375% 4/15/26 (a)	$ 762,900	$ 695,574
		2,718,116
Building Products – 0.2%
Camelot Return Merger Sub, Inc. 8.75% 8/1/28 (a)	300,000	272,439
Thor Industries, Inc. 4.00% 10/15/29 (a)	354,000	287,040
		559,479
Commercial Services & Supplies – 2.0%
APi Group DE, Inc. 4.75% 10/15/29 (a)	500,000	413,658
Aramark Services, Inc. 5.00% 4/1/25 (a)	150,000	146,421
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.75% 7/15/27 (a)	518,000	482,552
CoreCivic, Inc. 8.25% 4/15/26	200,000	197,718
Covert Mergeco, Inc. 4.875% 12/1/29 (a)	530,000	447,188
GFL Environmental, Inc. 4.00% 8/1/28 (a)	2,426,000	2,049,970
Madison IAQ LLC 4.125% 6/30/28 (a)	420,000	360,150
Nielsen Finance LLC / Nielsen Finance Co. 4.50% 7/15/29 (a)	1,085,000	1,089,101
Sabre GLBL, Inc. 9.25% 4/15/25 (a)	204,900	201,886
		5,388,644
Construction & Engineering – 0.7%
Arcosa, Inc. 4.375% 4/15/29 (a)	270,000	244,579
Dycom Industries, Inc. 4.50% 4/15/29 (a)	1,155,000	1,030,985
Fluor Corp. 4.25% 9/15/28	517,000	468,128
Global Infrastructure Solutions, Inc. 5.625% 6/1/29 (a)	350,000	279,884
		2,023,576
Containers & Packaging – 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.00% 6/15/27 (a)	360,000	352,848
Electrical Equipment – 0.4%
EnerSys 4.375% 12/15/27 (a)	1,247,000	1,134,770

	Principal Amount	Value

Machinery – 1.7%
Allison Transmission, Inc. 3.75% 1/30/31 (a)	$ 4,875,000	$ 3,950,359
ATS Automation Tooling Systems, Inc. 4.125% 12/15/28 (a)	460,000	404,017
Meritor, Inc. 6.25% 6/1/25 (a)	341,000	351,656
		4,706,032
Professional Services – 0.8%
TriNet Group, Inc. 3.50% 3/1/29 (a)	2,691,000	2,307,707
Road & Rail – 0.5%
Uber Technologies, Inc. 7.50% 5/15/25 (a)	1,387,000	1,395,973
Transportation Infrastructure – 0.3%
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 7/31/29 (a)	998,000	861,434
TOTAL INDUSTRIALS		32,220,371
INFORMATION TECHNOLOGY – 3.0%
Electronic Equipment, Instruments & Components – 0.3%
Atkore, Inc. 4.25% 6/1/31 (a)	892,000	749,012
IT Services – 1.3%
Booz Allen Hamilton, Inc. 4.00% 7/1/29 (a)	358,000	315,640
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.50% 3/1/29 (a)	480,000	406,169
Seagate HDD Cayman 3.125% 7/15/29	3,532,203	2,824,844
		3,546,653
Software – 1.4%
Consensus Cloud Solutions, Inc. 6.50% 10/15/28 (a)	843,000	753,951
Fair Isaac Corp. 4.00% 6/15/28 (a)	1,883,000	1,663,392
MicroStrategy, Inc. 6.125% 6/15/28 (a)	195,000	162,723
Open Text Holdings, Inc. 4.125% 12/1/31 (a)	1,100,000	869,000
PTC, Inc. 3.625% 2/15/25 (a)	390,000	366,360
Xerox Corp. 4.80% 3/1/35	250,000	186,253
		4,001,679
TOTAL INFORMATION TECHNOLOGY		8,297,344
See accompanying notes which are an integral part of the financial statements.
15	Annual Report

Fidelity® High Yield Factor ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
MATERIALS – 10.4%
Chemicals – 3.1%
Avient Corp. 7.125% 8/1/30 (a)	$ 1,000,000	$ 987,420
CVR Partners LP / CVR Nitrogen Finance Corp. 6.125% 6/15/28 (a)	320,000	292,168
EverArc Escrow Sarl 5.00% 10/30/29 (a)	500,000	427,500
INEOS Quattro Finance 2 PLC 3.375% 1/15/26 (a)	480,000	415,200
LSB Industries, Inc. 6.25% 10/15/28 (a)	175,000	161,971
NOVA Chemicals Corp. 4.25% 5/15/29 (a)	555,000	456,488
Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.00% 1/27/30 (a)	455,000	377,650
Olin Corp.:
5.00% 2/1/30	2,029,300	1,841,626
5.625% 8/1/29	617,000	587,859
SPCM SA 3.375% 3/15/30 (a)	750,000	609,247
The Chemours Co. LLC 4.625% 11/15/29 (a)	2,280,000	1,881,000
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 5.125% 4/1/29 (a)	400,000	283,880
WR Grace Holdings LLC 5.625% 8/15/29 (a)	270,000	213,300
		8,535,309
Construction Materials – 1.7%
Builders FirstSource, Inc. 4.25% 2/1/32 (a)	1,880,000	1,500,682
Eco Material Technologies, Inc. 7.875% 1/31/27 (a)	500,000	466,299
Patrick Industries, Inc. 4.75% 5/1/29 (a)	2,397,000	1,962,544
Standard Industries, Inc. 4.375% 7/15/30 (a)	867,000	688,420
		4,617,945
Containers & Packaging – 0.5%
Canpack SA / Canpack U.S. LLC 3.875% 11/15/29 (a)	1,000,000	815,937
Graphic Packaging International LLC 3.75% 2/1/30 (a)	150,000	128,922
LABL, Inc. 5.875% 11/1/28 (a)	9,000	7,830
Sealed Air Corp. 5.00% 4/15/29 (a)	400,000	380,000
		1,332,689

	Principal Amount	Value

Metals & Mining – 4.3%
Advanced Drainage Systems, Inc. 6.375% 6/15/30 (a)	$ 505,000	$ 488,599
ATI, Inc. 5.125% 10/1/31	100,000	87,989
Carpenter Technology Corp. 7.625% 3/15/30	500,000	492,757
Cleveland-Cliffs, Inc. 5.875% 6/1/27	596,000	570,670
Commercial Metals Co. 4.125% 1/15/30	1,000,000	874,595
Eldorado Gold Corp. 6.25% 9/1/29 (a)	300,000	239,906
ERO Copper Corp. 6.50% 2/15/30 (a)	500,000	370,312
First Quantum Minerals Ltd. 6.875% 10/15/27 (a)	390,000	373,277
FMG Resources August 2006 Pty Ltd. 5.875% 4/15/30 (a)	5,120,000	4,723,200
Hudbay Minerals, Inc. 4.50% 4/1/26 (a)	621,000	563,557
Kaiser Aluminum Corp. 4.625% 3/1/28 (a)	738,000	635,666
Mineral Resources Ltd.:
8.00% 11/1/27 (a)	485,000	483,843
8.125% 5/1/27 (a)	883,000	884,871
Perenti Finance Pty Ltd. 6.50% 10/7/25 (a)	530,000	485,215
Tacora Resources, Inc. 8.25% 5/15/26 (a)	139,000	117,576
United States Steel Corp. 6.875% 3/1/29	635,000	620,712
		12,012,745
Paper & Forest Products – 0.8%
Louisiana Pacific Corp. 3.625% 3/15/29 (a)	700,000	568,260
Pearl Merger Sub, Inc. 6.75% 10/1/28 (a)	630,000	565,988
Resolute Forest Products, Inc. 4.875% 3/1/26 (a)	515,000	507,661
Sylvamo Corp. 7.00% 9/1/29 (a)	600,000	570,073
		2,211,982
TOTAL MATERIALS		28,710,670
REAL ESTATE – 6.9%
Equity Real Estate Investment Trusts (REITs) – 5.4%
American Finance Trust, Inc. / American Finance Operating Partner LP 4.50% 9/30/28 (a)	1,015,000	814,385

See accompanying notes which are an integral part of the financial statements.
Annual Report	16

Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Apollo Commercial Real Estate Finance, Inc. 4.625% 6/15/29 (a)	$ 815,000	$ 660,150
Blackstone Mortgage Trust, Inc. 3.75% 1/15/27 (a)	945,000	822,292
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 4.50% 4/1/27 (a)	1,093,000	936,418
CTR Partnership LP / CareTrust Capital Corp. 3.875% 6/30/28 (a)	345,000	292,297
HAT Holdings I LLC / HAT Holdings II LLC:
3.375% 6/15/26 (a)	1,667,000	1,446,606
6.00% 4/15/25 (a)	795,000	770,312
Iron Mountain Information Management Services, Inc. 5.00% 7/15/32 (a)	3,485,000	2,892,922
Iron Mountain, Inc.:
5.00% 7/15/28 (a)	2,887,000	2,634,503
5.25% 7/15/30 (a)	815,000	721,275
iStar, Inc. 4.25% 8/1/25	365,000	364,281
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 4.75% 6/15/29 (a)	440,000	372,833
Service Properties Trust 7.50% 9/15/25	277,300	266,114
Starwood Property Trust, Inc.:
3.75% 12/31/24 (a)	977,000	910,372
4.375% 1/15/27 (a)	360,000	320,400
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 6.00% 1/15/30 (a)	900,000	634,594
		14,859,754
Real Estate Management & Development – 1.5%
Kennedy-Wilson, Inc. 4.75% 3/1/29 to 2/1/30	4,284,000	3,525,598
Realogy Group LLC / Realogy Co-Issuer Corp. 5.25% 4/15/30 (a)	700,000	526,372
		4,051,970
TOTAL REAL ESTATE		18,911,724
UTILITIES – 1.2%
Electric Utilities – 0.7%
Clearway Energy Operating LLC 3.75% 1/15/32 (a)	508,000	422,425

	Principal Amount	Value

NRG Energy, Inc. 3.875% 2/15/32 (a)	$ 736,000	$ 583,280
Vistra Operations Co. LLC 5.625% 2/15/27 (a)	1,015,000	976,937
		1,982,642
Independent Power and Renewable Electricity Producers – 0.2%
Leeward Renewable Energy Operations LLC 4.25% 7/1/29 (a)	537,000	442,642
Multi-Utilities – 0.3%
Calpine Corp. 3.75% 3/1/31 (a)	1,176,000	974,904
TOTAL UTILITIES		3,400,188
TOTAL NONCONVERTIBLE BONDS (Cost $291,378,965)		264,207,030

Money Market Fund – 2.7%
	Shares
Fidelity Cash Central Fund, 2.33% (d) (Cost $7,518,427)	7,516,924	7,518,427
TOTAL INVESTMENT IN SECURITIES – 98.8% (Cost $298,897,392)		271,725,457
NET OTHER ASSETS (LIABILITIES) – 1.2%		3,270,440
NET ASSETS – 100.0%		$ 274,995,897

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $194,844,645 or 70.9% of net assets.
(b)	Security is perpetual in nature with no stated maturity date.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.
See accompanying notes which are an integral part of the financial statements.
17	Annual Report

Fidelity® High Yield Factor ETF
Schedule of Investments–continued
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 2.33%	$7,567,723	$121,388,959	$121,438,255	$58,327	$—	$—	$7,518,427	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
Investment Valuation
The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$ 264,207,030	$ —	$ 264,207,030	$ —
Money Market Funds	7,518,427	7,518,427	—	—
Total Investments in Securities:	$ 271,725,457	$ 7,518,427	$ 264,207,030	$ —
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):
United States of America	83.7%
Canada	6.2%
Australia	2.6%
Panama	1.0%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	4.3%
98.8%
See accompanying notes which are an integral part of the financial statements.
Annual Report	18

Fidelity® Preferred Securities & Income ETF
Schedule of Investments August 31, 2022
Showing Percentage of Net Assets
Nonconvertible Bonds – 66.5%
	Principal Amount	Value
COMMUNICATION SERVICES – 1.5%
Media – 0.6%
ViacomCBS, Inc. 6.25% 2/28/57 (a)	$ 203,000	$ 187,496
Wireless Telecommunication Services – 0.9%
Vodafone Group PLC 7.00% 4/4/79 (a)	300,000	309,705
TOTAL COMMUNICATION SERVICES		497,201
CONSUMER DISCRETIONARY – 1.0%
Automobiles – 1.0%
General Motors Financial Co., Inc. 5.70% (a)(b)	352,000	326,670
ENERGY – 6.0%
Energy Equipment & Services – 0.0%
DCP Midstream Operating LP 5.85% 5/21/43 (a)(c)	12,000	11,693
Oil, Gas & Consumable Fuels – 6.0%
BP Capital Markets PLC:
4.375% (a)(b)	125,000	119,656
4.875% (a)(b)	420,000	384,195
Buckeye Partners LP 6.375% 1/22/78 (a)	59,000	47,996
DCP Midstream LP 7.375% (a)(b)	263,000	261,685
Enbridge, Inc. 5.75% 7/15/80 (a)	126,000	118,335
Energy Transfer LP 7.125% (a)(b)	300,000	272,985
EnLink Midstream Partners LP 6.00% (a)(b)	31,000	23,638
Enterprise Products Operating LLC:
5.25% 8/16/77 (a)	126,000	109,024
5.375% 2/15/78 (a)	67,000	55,119
3 month U.S. LIBOR + 2.986% 5.908% 8/16/77 (a)	33,000	29,288
Plains All American Pipeline LP 6.125% (a)(b)	95,000	80,004
TransCanada Trust:
5.30% 3/15/77 (a)	161,000	148,524
5.50% 9/15/79 (a)	128,000	117,739
5.625% 5/20/75 (a)	95,000	91,789
5.875% 8/15/76 (a)	129,000	126,581
		1,986,558
TOTAL ENERGY		1,998,251
FINANCIALS – 52.7%
Banks – 21.2%
Bank of America Corp. 6.125% (a)(b)	100,000	98,430

	Principal Amount	Value

Huntington Bancshares, Inc.:
4.45% (a)(b)	$ 574,000	$ 533,565
5.625% (a)(b)	351,000	340,470
5.70% (a)(b)	384,000	343,200
JPMorgan Chase & Co.:
5.00% (a)(b)	351,000	324,675
6.10% (a)(b)	321,000	316,008
KeyCorp 5.00% (a)(b)	75,000	68,984
PNC Financial Services Group, Inc.:
5.00% (a)(b)	1,592,000	1,457,371
6.00% (a)(b)	225,000	218,813
Regions Financial Corp. 5.75% (a)(b)	75,000	75,645
SVB Financial Group:
4.25% (a)(b)	130,000	103,654
4.70% (a)(b)	66,000	51,132
Truist Financial Corp.:
4.95% (a)(b)	50,000	49,313
5.10% (a)(b)	478,000	452,905
5.125% (a)(b)	1,130,000	977,450
US Bancorp:
3.70% (a)(b)	125,000	104,599
5.30% (a)(b)	100,000	89,000
Wells Fargo & Co.:
3.90% (a)(b)	141,000	124,256
5.90% (a)(b)	1,371,000	1,289,770
		7,019,240
Capital Markets – 13.0%
Bank of New York Mellon Corp.:
3.70% (a)(b)	175,000	160,218
4.625% (a)(b)	200,000	183,988
Charles Schwab Corp. 5.00% (a)(b)	35,000	32,538
Goldman Sachs Group, Inc.:
4.125% (a)(b)	29,000	24,840
4.40% (a)(b)	894,000	790,296
5.00% (a)(b)	616,000	576,837
5.30% (a)(b)	279,000	269,207
Morgan Stanley:
5.30% (a)(b)	1,265,000	1,198,588
5.875% (a)(b)	125,000	124,498
State Street Corp. 5.625% (a)(b)	188,000	174,370
The Bank of New York Mellon Corp. 3.75% (a)(b)	96,000	80,872
The Charles Schwab Corp. 4.00% (a)(b)	831,000	676,226
		4,292,478

See accompanying notes which are an integral part of the financial statements.
19	Annual Report

Fidelity® Preferred Securities & Income ETF
Schedule of Investments–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – 6.5%
Ally Financial, Inc. 4.70% (a)(b)	$ 354,000	$ 292,034
American Express Co. 3.55% (a)(b)	232,000	199,230
Capital One Financial Corp. 3.95% (a)(b)	320,000	271,763
Citizens Financial Group, Inc. 6.00% (a)(b)	1,247,000	1,142,277
Discover Financial Services 5.50% (a)(b)	159,000	137,024
M&T Bank Corp.:
3.50% (a)(b)	30,000	24,101
5.125% (a)(b)	100,000	92,665
		2,159,094
Diversified Financial Services – 9.3%
Aircastle Ltd. 5.25% (a)(b)(c)	126,000	98,914
Apollo Management Holdings LP 4.95% 1/14/50 (a)(c)	524,000	461,865
Bank of America Corp. 5.875% (a)(b)	863,000	782,094
Citigroup, Inc.:
3.875% (a)(b)	511,000	442,015
4.15% (a)(b)	89,000	75,410
5.95% (a)(b)	418,000	400,553
6.30% (a)(b)	745,000	718,925
CoBank ACB 6.45% (b)	75,000	76,312
		3,056,088
Insurance – 2.7%
American International Group, Inc.:
5.75% 4/1/48 (a)	129,000	122,219
8.175% 5/15/68 (a)	8,000	9,420
Assurant, Inc. 7.00% 3/27/48 (a)	61,000	61,350
MetLife, Inc.:
3.85% (a)(b)	125,000	116,113
6.40% 12/15/66	319,000	326,898
10.75% 8/1/69	128,000	174,720
Nationwide Financial Services, Inc. 6.75% 5/15/87	6,000	5,908
PartnerRe Finance B LLC 4.50% 10/1/50 (a)	67,000	60,241
SBL Holdings, Inc. 6.50% (a)(b)(c)	34,000	26,605
		903,474
TOTAL FINANCIALS		17,430,374

	Principal Amount	Value
INDUSTRIALS – 0.7%
Trading Companies & Distributors – 0.7%
Air Lease Corp.:
4.125% (a)(b)	$ 56,000	$ 42,070
4.65% (a)(b)	224,000	194,736
TOTAL INDUSTRIALS		236,806
UTILITIES – 4.6%
Multi-Utilities – 4.6%
CenterPoint Energy, Inc. 6.125% (a)(b)	96,000	89,317
CMS Energy Corp. 3.75% 12/1/50 (a)	259,000	206,552
Dominion Energy, Inc.:
4.35% (a)(b)	75,000	67,934
4.65% (a)(b)	75,000	69,000
Duke Energy Corp. 4.875% (a)(b)	125,000	117,813
Edison International:
5.00% (a)(b)	64,000	54,901
5.375% (a)(b)	191,000	170,945
Emera, Inc. 6.75% 6/15/76 (a)	125,000	126,241
NextEra Energy Capital Holdings, Inc. 5.65% 5/1/79 (a)	329,000	300,669
Sempra Energy 4.875% (a)(b)	216,000	208,649
Vistra Corp. 7.00% (a)(b)(c)	100,000	92,252
TOTAL UTILITIES		1,504,273
TOTAL NONCONVERTIBLE BONDS (Cost $24,723,145)		21,993,575
Preferred Stock – 28.5%

COMMUNICATION SERVICES – 2.5%
Diversified Telecommunication Services – 1.4%
AT&T, Inc. 4.75% (b)	23,125	447,469
Wireless Telecommunication Services – 1.1%
United States Cellular Corp.:
5.50% 3/01/70	9,550	188,231
6.25% 9/01/69	8,825	191,502
		379,733
TOTAL COMMUNICATION SERVICES		827,202
CONSUMER DISCRETIONARY – 1.5%
Automobiles – 1.5%
Ford Motor Co. 6.00% 12/1/59	20,000	476,400

See accompanying notes which are an integral part of the financial statements.
Annual Report	20

Preferred Stock – continued
	Principal Amount	Value
ENERGY – 1.0%
Oil, Gas & Consumable Fuels – 1.0%
DCP Midstream LP:
7.875% (a)(b)	$ 775	$ 19,336
7.95% (a)(b)	775	19,460
Enbridge, Inc. 6.375% 4/15/78 (a)	2,425	59,607
Energy Transfer LP:
7.375% (a)(b)	2,340	51,012
7.60% (a)(b)	4,255	99,652
7.625% (a)(b)	2,660	58,041
NuStar Energy LP 7.646% (a)(b)	1,600	33,792
TOTAL ENERGY		340,900
FINANCIALS – 19.6%
Banks – 10.4%
Bank of America Corp.:
4.25% (b)	4,750	88,160
4.375% (b)	32,775	638,457
Bank of Hawaii Corp. 4.375% (b)	775	14,516
Citizens Financial Group, Inc. 5.00% (b)	5,000	102,250
Cullen/Frost Bankers, Inc. 4.45% (b)	3,200	66,004
First Republic Bank:
4.00% (b)	16,775	288,456
4.125% (b)	19,925	352,872
4.70% (b)	6,680	134,602
Huntington Bancshares, Inc. 4.50% (b)	7,950	147,552
JPMorgan Chase & Co.:
4.20% (b)	725	13,391
4.55% (b)	47,900	952,252
KeyCorp 5.625% (b)	1,238	29,439
KeyCorp. 0.000% (b)	6,000	149,880
Regions Financial Corp.:
4.45% (b)	1,500	28,410
5.70% (a)(b)	2,000	46,340
SVB Financial Group 5.25% (b)	1,600	33,552
Truist Financial Corp. 4.75% (b)	4,025	81,104
US Bancorp:
3.75% (b)	1,500	25,755
4.00% (b)	1,000	17,960
4.50% (b)	2,000	39,800
5.50% (b)	2,000	47,940
Wells Fargo & Co.:
4.25% (b)	700	12,726
4.70% (b)	3,600	70,596
4.75% (b)	3,600	71,244
		3,453,258
Capital Markets – 3.8%
Morgan Stanley:
4.25% (b)	2,300	42,527

	Principal Amount	Value

5.85% (a)(b)	$ 11,275	$ 279,958
Stifel Financial Corp.:
4.50% (b)	775	13,958
6.125% (b)	825	20,659
The Charles Schwab Corp. 4.45% (b)	43,150	884,575
		1,241,677
Consumer Finance – 0.1%
Navient Corp. 6.00% 12/15/43	1,700	37,842
Diversified Financial Services – 0.2%
Equitable Holdings, Inc. 4.30% (b)	1,550	28,861
Voya Financial, Inc. 5.35% (a)(b)	1,550	36,836
		65,697
Insurance – 5.1%
AEGON Funding Co. LLC 5.10% 12/15/49	5,950	126,675
Assurant, Inc. 5.25% 1/15/61	1,000	21,415
Athene Holding Ltd.:
4.875% (b)	2,425	45,566
5.625% (b)	1,500	32,925
6.375% (a)(b)	3,000	76,980
KKR Group Finance Co. IX LLC 4.625% 4/1/61	44,800	852,544
MetLife, Inc. 4.75% (b)	4,000	85,920
PartnerRe Ltd. 4.875% (b)	3,150	64,323
Prudential Financial, Inc. 4.125% 9/1/60	1,500	30,795
RenaissanceRe Holdings Ltd. 4.20% (b)	1,550	26,830
The Allstate Corp.:
4.75% (b)	1,000	21,030
5.10% (b)	4,600	102,058
W R Berkley Corp. 4.25% 9/30/60	10,425	194,739
		1,681,800
TOTAL FINANCIALS		6,480,274
REAL ESTATE – 1.2%
Equity Real Estate Investment Trusts (Reits) – 1.0%
Public Storage:
3.95% (b)	775	14,066
4.00% (b)	16,000	298,451
4.00% (b)	850	15,802
Summit Hotel Properties, Inc. 5.875% (b)	775	15,756
		344,075
Real Estate Investment Trusts (Reits) – 0.1%
Brookfield Property Partners LP:
5.75% (b)	1,550	27,776
6.375% (b)	825	16,195
		43,971
See accompanying notes which are an integral part of the financial statements.
21	Annual Report

Fidelity® Preferred Securities & Income ETF
Schedule of Investments–continued
Preferred Stock – continued
	Principal Amount	Value
REAL ESTATE continued
Real Estate Management & Development – 0.1%
DigitalBridge Group, Inc. 7.15% (b)	$ 600	$ 14,172
TOTAL REAL ESTATE		402,218
UTILITIES – 2.7%
Electric Utilities – 1.9%
Duke Energy Corp. 5.75% (b)	4,000	100,920
Pacific Gas and Electric Co. 6.00% (b)	705	14,636
The Southern Co.:
4.20% 10/15/60	12,550	240,332
4.95% 1/30/80	11,825	258,258
		614,146
Independent Power And Renewable Electricity Producers – 0.2%
Brookfield Renewable Partners LP 5.25% (b)	2,395	48,499
Multi-Utilities – 0.6%
Brookfield Infrastructure Partners LP:
5.00% (b)	825	14,891
5.125% (b)	825	15,065
DTE Energy Co. 4.375% 10/15/80	2,825	53,816
SCE Trust II 5.10% (b)	705	14,396
SCE Trust III 5.75% (a)(b)	1,550	32,705
SCE Trust V 5.45% (a)(b)	1,550	34,813
SCE Trust VI 5.00% (b)	2,375	45,719
		211,405
TOTAL UTILITIES		874,050
TOTAL PREFERRED STOCKS (Cost $11,451,079)		9,401,044
Convertible Bonds – 0.9%

ENERGY – 0.9%
Oil, Gas & Consumable Fuels – 0.9%
Enbridge, Inc.:

	Principal Amount	Value

5.50% 7/15/77 (a)	$ 126,000	$ 115,287
6.00% 1/15/77 (a)	68,000	64,788
6.25% 3/01/78 (a)	123,000	116,305
TOTAL ENERGY		296,380
TOTAL CONVERTIBLE BONDS (Cost $339,798)		296,380

Money Market Fund – 3.5%
	Shares
Fidelity Cash Central Fund, 2.33% (d) (Cost $1,165,886)	1,165,653	1,165,886
TOTAL INVESTMENT IN SECURITIES – 99.4% (Cost $37,679,908)		32,856,885
NET OTHER ASSETS (LIABILITIES) – 0.6%		211,764
NET ASSETS – 100.0%		$ 33,068,649

Legend
(a)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b)	Security is perpetual in nature with no stated maturity date.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $691,329 or 2.1% of net assets.
(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 2.33%	$90,574	$28,054,177	$26,978,865	$7,225	$—	$—	$1,165,886	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.
See accompanying notes which are an integral part of the financial statements.
Annual Report	22

Investment Valuation
The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Corporate Bonds	$ 21,993,575	$ —	$ 21,993,575	$ —
Preferred Stocks	9,401,044	9,401,044	—	—
Convertible Bonds	296,380	—	296,380	—
Money Market Funds	1,165,886	1,165,886	—	—
Total Investments in Securities:	$ 32,856,885	$ 10,566,930	$ 22,289,955	$ —
See accompanying notes which are an integral part of the financial statements.
23	Annual Report

Financial Statements
Statements of Assets and Liabilities
August 31, 2022
	Fidelity High Yield Factor ETF	Fidelity Preferred Securities & Income ETF
Assets
Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$264,207,030	$31,690,999
Fidelity Central Funds	7,518,427	1,165,886
Total Investments in Securities	$271,725,457	$32,856,885
Cash	1,729,609	—
Receivable for investments sold
Regular delivery	—	23,055
Receivable for fund shares sold	4,621,727	—
Dividends receivable	—	54,979
Distributions receivable from Fidelity Central Funds	24,187	1,839
Interest receivable	4,304,022	337,760
Total assets	282,405,002	33,274,518
Liabilities
Payable for investments purchased
Regular delivery	6,107,161	43,577
Distributions payable	1,200,000	145,600
Accrued management fees	101,944	16,692
Total liabilities	7,409,105	205,869
Net Assets	$274,995,897	$33,068,649
Net Assets consist of:
Paid in capital	$317,388,702	$39,355,804
Total accumulated earnings (loss)	(42,392,805)	(6,287,155)
Net Assets	$274,995,897	$33,068,649
Shares outstanding	5,950,000	1,600,000
Net Asset Value per share	$ 46.22	$ 20.67
Investments at cost – Unaffiliated issuers	$291,378,965	$36,514,022
Investments at cost – Fidelity Central Funds	7,518,427	1,165,886
Investments at cost	$298,897,392	$37,679,908
See accompanying notes which are an integral part of the financial statements.
Annual Report	24

Statements of Operations
For the year ended August 31, 2022
	Fidelity High Yield Factor ETF	Fidelity Preferred Securities & Income ETF
Investment Income
Dividends	$ —	$ 475,586
Interest	14,249,539	698,017
Income from Fidelity Central Funds	58,327	7,225
Total income	14,307,866	1,180,828
Expenses
Management fees	1,264,754	152,416
Independent trustees' fees and expenses	931	73
Total expenses before reductions	1,265,685	152,489
Expense reductions	(125)	(35)
Total expenses	1,265,560	152,454
Net investment income (loss)	13,042,306	1,028,374
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(14,530,028)	(1,304,286)
Net realized gain (loss) on In-kind redemptions	(1,480,947)	—
Total net realized gain (loss)	(16,010,975)	(1,304,286)
Change in net unrealized appreciation (depreciation) on investment securities	(32,513,552)	(4,847,016)
Net gain (loss)	(48,524,527)	(6,151,302)
Net increase (decrease) in net assets resulting from operations	$(35,482,221)	$(5,122,928)
See accompanying notes which are an integral part of the financial statements.
25	Annual Report

Financial Statements  – continued
Statements of Changes in Net Assets
	Fidelity High Yield Factor ETF		Fidelity Preferred Securities & Income ETF
	Year ended August 31, 2022	Year ended August 31, 2021	Year ended August 31, 2022	Year ended August 31, 2021A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,042,306	$ 8,344,776	$ 1,028,374	$ 35,065
Net realized gain (loss)	(16,010,975)	6,352,506	(1,304,286)	15
Change in net unrealized appreciation (depreciation)	(32,513,552)	1,726,252	(4,847,016)	23,993
Net increase (decrease) in net assets resulting from operations	(35,482,221)	16,423,534	(5,122,928)	59,073
Distributions to shareholders	(19,199,200)	(10,587,700)	(1,189,250)	(34,050)
Share transactions
Proceeds from sales of shares	122,215,264	165,591,594	34,118,167	6,275,279
Cost of shares redeemed	(70,069,896)	(8,316,699)	(1,037,642)	—
Net increase (decrease) in net assets resulting from share transactions	52,145,368	157,274,895	33,080,525	6,275,279
Total increase (decrease) in net assets	(2,536,053)	163,110,729	26,768,347	6,300,302
Net Assets
Beginning of year	277,531,950	114,421,221	6,300,302	—
End of year	$274,995,897	$277,531,950	$33,068,649	$6,300,302
Other Information
Shares
Sold	2,350,000	3,000,000	1,400,000	250,000
Redeemed	(1,350,000)	(150,000)	(50,000)	—
Net increase (decrease)	1,000,000	2,850,000	1,350,000	250,000

A	For the period June 15, 2021 (commencement of operations) through August 31, 2021.
See accompanying notes which are an integral part of the financial statements.
Annual Report	26

Financial Highlights
	Fidelity High Yield Factor ETF
	Year ended August 31, 2022	Year ended August 31, 2021	Year ended August 31, 2020	Year ended August 31, 2019	Year ended August 31, 2018A
Selected Per-Share Data
Net asset value, beginning of period	$ 56.07	$ 54.49	$ 52.32	$ 50.21	$ 50.00
Income from Investment Operations
Net investment income (loss)B,C	2.383	2.250	2.518	2.589	0.578
Net realized and unrealized gain (loss)	(8.748)	2.335	2.323	2.006	0.209
Total from investment operations	(6.365)	4.585	4.841	4.595	0.787
Distributions from net investment income	(2.355)	(2.195)	(2.429)	(2.485)	(0.577)
Distributions from net realized gain	(1.128)	(0.808)	(0.242)	—	—
Total distributions	(3.483)	(3.003)	(2.671)	(2.485)	(0.577)
Net asset value, end of period	$ 46.22	$ 56.07	$ 54.49	$ 52.32	$ 50.21
Total ReturnD,E,F	(11.85)%	8.66%	9.61%	9.48%	1.59%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.45%	.45%	.45%	.44% I	.45% J
Expenses net of fee waivers, if any	.45%	.45%	.45%	.44% I	.45% J
Expenses net of all reductions	.45%	.45%	.45%	.44% I	.45% J
Net investment income (loss)	4.64%	4.07%	4.84%	5.03%	5.21% J
Supplemental Data
Net assets, end of period (000 omitted)	$274,996	$277,532	$114,421	$68,016	$12,553
Portfolio turnover rateK	72% L	177% L	179% L	76%	8% M

A	For the period June 12, 2018 (commencement of operations) through August 31, 2018.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
G	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
H	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
I	The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
J	Annualized.
K	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
L	Portfolio turnover rate excludes securities received or delivered in-kind.
M	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.
27	Annual Report

Financial Statements  – continued
Financial Highlights
	Fidelity Preferred Securities & Income ETF
	Year ended August 31, 2022	Year ended August 31, 2021A
Selected Per-Share Data
Net asset value, beginning of period	$ 25.20	$ 25.00
Income from Investment Operations
Net investment income (loss)B,C	0.886	0.170
Net realized and unrealized gain (loss)	(4.485)	0.187
Total from investment operations	(3.599)	0.357
Distributions from net investment income	(0.931)	(0.157)
Total distributions	(0.931)	(0.157)
Net asset value, end of period	$ 20.67	$ 25.20
Total ReturnD,E	(14.50)%	1.44%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.59%	.59% H
Expenses net of fee waivers, if any	.59%	.59% H
Expenses net of all reductions	.59%	.59% H
Net investment income (loss)	3.98%	3.16% H
Supplemental Data
Net assets, end of period (000 omitted)	$33,069	$ 6,300
Portfolio turnover rate	21%	0% I

A	For the period June 15, 2021 (commencement of operations) through August 31, 2021.
B	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.
C	Calculated based on average shares outstanding during the period.
D	Based on net asset value.
E	Total returns for periods of less than one year are not annualized.
F	Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
G	Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
H	Annualized.
I	Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
See accompanying notes which are an integral part of the financial statements.
Annual Report	28

Notes to Financial Statements
For the period ended August 31, 2022
1. Organization.
Fidelity High Yield Factor ETF and Fidelity Preferred Securities & Income ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. Fidelity Preferred Securities & Income ETF is a non-diversified exchange-traded fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
(a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund’s most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund’s Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.
Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)
Valuation techniques used to value each Fund’s investments by major category are as follows:
29	Annual Report

Notes to Financial Statements  – continued
3. Significant Accounting Policies – continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Funds invest a significant portion of their assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of each Fund’s Schedule of Investments.
Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for Fidelity High Yield Factor ETF, and of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Preferred Securities & Income ETF. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund’s expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Annual Report	30

3. Significant Accounting Policies – continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to partnerships, capital loss carryforwards, prior period premium and discount on debt securities, redemptions in kind, and losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:
	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity High Yield Factor ETF	$ 298,848,347	$ 380,778	$ (27,503,668)	$ (27,122,890)
Fidelity Preferred Securities & Income ETF	37,827,040	23,860	(4,994,015)	(4,970,155)
The tax-based components of distributable earnings as of period end were as follows for each Fund:
	Undistributed ordinary income	Undistributed capital gains	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity High Yield Factor ETF	$ 55,928	$ —	$ —	$ (27,122,890)
Fidelity Preferred Securities & Income ETF	—	—	(1,286,445)	(4,970,155)
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.
	Short-term	Long-term	Total capital loss carryforward
Fidelity High Yield Factor ETF	$ —	$ —	$ —
Fidelity Preferred Securities & Income ETF	(1,173,624)	(112,821)	(1,286,445)
Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2021 to August 31, 2022. Loss deferrals were as follows:
Capital Losses
Fidelity High Yield Factor ETF	$ (15,325,843)
The tax character of distributions paid was as follows:
August 31, 2022
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity High Yield Factor ETF	$ 18,235,536	$ 963,664	$ —	$ 19,199,200
Fidelity Preferred Securities & Income ETF	1,189,250	—	—	1,189,250

August 31, 2021
Fidelity High Yield Factor ETF	$ 10,030,900	$ 556,800	$ —	$ 10,587,700
Fidelity Preferred Securities & Income ETFA	34,050	—	—	34,050

A	For the period June 15, 2021 (commencement of operations) through August 31, 2021.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
31	Annual Report

Notes to Financial Statements  – continued
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity High Yield Factor ETF	195,560,400	199,544,195
Fidelity Preferred Securities & Income ETF	37,073,714	5,199,925
Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity High Yield Factor ETF	109,310,956	63,380,318
Fidelity Preferred Securities & Income ETF	—	—
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund’s average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.
Fee Rate
Fidelity High Yield Factor ETF	.45%
Fidelity Preferred Securities & Income ETF	.59%
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in the net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statements of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Preferred Securities & Income ETF	$ 232
Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.
6. Expense Reductions.
Through arrangements with each applicable Fund’s custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund’s expenses by the following amounts:
Amount
Fidelity High Yield Factor ETF	$ 125
Fidelity Preferred Securities & Income ETF	35
7. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
8. Other.
A fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
Annual Report	32

9. Risk and Uncertainties.
Many factors affect a fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund’s investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund’s level of investment in the securities of that issuer.
33	Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Covington Trust and Shareholders of each of the two funds listed in the table below
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (two of the funds constituting Fidelity Covington Trust, hereafter collectively referred to as the "Funds”) as of August 31, 2022, the related statements of operations for the year ended August 31, 2022, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Fund Name	Statements of changes in net assets
Fidelity High Yield Factor ETF	For each of the two years in the period ended August 31, 2022
Fidelity Preferred Securities & Income ETF	For the year ended August 31, 2022 and for the period June 15, 2021 (commencement of operations) through August 31, 2021
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
October 18, 2022
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Annual Report	34

Trustees and Officers (Unaudited)
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund’s performance. Each of the Trustees oversees 316 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and each fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.
Experience, Skills, Attributes, and Qualifiﬁcations of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of each fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to each fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds’ Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds’ Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
35	Annual Report

Trustees and Officers (Unaudited)  – continued
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds’ activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds’ business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds’ exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds’ activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds’ Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Annual Report	36

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2018
Trustee
Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University’s Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
37	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
Garnett A. Smith (1947)
Year of Election or Appointment: 2013
Trustee
Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).
David M. Thomas (1949)
Year of Election or Appointment: 2018
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Annual Report	38

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2013
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Offiﬃcers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2018
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
William C. Coffey (1969)
39	Annual Report

Trustees and Officers (Unaudited)  – continued
Name, Year of Birth; Principal Occupation
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).
Jonathan Davis (1968)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Annual Report	40

Name, Year of Birth; Principal Occupation
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
41	Annual Report

Shareholder Expense Example (Unaudited)
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2022 to August 31, 2022).
Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Annualized Expense RatioA	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During PeriodB March 1, 2022 to August 31, 2022
Fidelity High Yield Factor ETF	0.45%
Actual		$ 1,000.00	$ 915.30	$ 2.17
Hypothetical C		$ 1,000.00	$ 1,022.94	$ 2.29
Fidelity Preferred Securities & Income ETF	0.59%
Actual		$ 1,000.00	$ 922.80	$ 2.86
Hypothetical C		$ 1,000.00	$ 1,022.23	$ 3.01

A	Annualized expense ratio reflects expenses net of applicable fee waivers.
B	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
C	5% return per year before expenses.
Annual Report	42

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended August 31, 2022, or, if subsequently determined to be different, the net capital gain of such year.
Fidelity High Yield Factor ETF	$400,506
A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividend-received deduction for corporate shareholders:
Fidelity Preferred Securities & Income ETF
September 2021	45%
October 2021	45%
November 2021	45%
December 2021	45%
January 2022	35%
February 2022	35%
March 2022	35%
April 2022	35%
May 2022	35%
June 2022	35%
July 2022	35%
August 2022	35%
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.
Fidelity Preferred Securities & Income ETF
September 2021	47%
October 2021	47%
November 2021	47%
December 2021	47%
January 2022	36%
February 2022	36%
March 2022	36%
April 2022	36%
May 2022	36%
June 2022	36%
July 2022	36%
August 2022	36%
The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2022 to August 31, 2022 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:
Fidelity High Yield Factor ETF	$7,652,636
Fidelity Preferred Securities & Income ETF	$ 628,966
The fund designates the amounts noted below as distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.
Fidelity High Yield Factor ETF	$10,589,335
Fidelity Preferred Securities & Income ETF	$ 104,285
The funds will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.
43	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity High Yield Factor ETF
Fidelity Preferred Securities & Income ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2022 meeting, the Board unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund’s management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.
In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that each fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity’s staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers’ investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity’s investment staff, including its size, education, experience, and resources, as well as Fidelity’s approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity’s global investment organization, and that Fidelity’s analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity’s investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services.
Annual Report	44

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity’s investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity’s product line to increase investors’ probability of success in achieving their investment goals, including retirement income goals.
Investment Performance (for Fidelity High Yield Factor ETF). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that the fund had a portfolio manager change in January 2022. The Board will continue to monitor closely the fund’s performance, taking into account the portfolio management change.
The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The Board also considered information on each fund’s bid-ask spread and premium/discount.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the fund compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.
The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one- and three-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.
45	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
Fidelity High Yield Factor ETF
Investment Performance (for Preferred Securities & Income ETF). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds created for the purpose of facilitating the Trustees’ competitive analysis of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.
Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended September 30 (June 30 for periods ended 2019 and 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group.” The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds’ actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The “Asset-Sized Peer Group” (ASPG) comparison focuses on a fund’s standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee rate ranked, is also included in the charts and was considered by the Board.
Annual Report	46

Fidelity High Yield Factor ETF
Fidelity Preferred Securities & Income ETF
The Board noted that each fund’s management fee rate ranked above the median of its Total Mapped Group and ASPG for the period ended September 30, 2021. The Board noted that when compared to the subset of high income ETFs, Fidelity High Yield Factor ETF ranked below the subset’s median management fee. The Board further noted that when compared to the subset of ETFs that have a flexible income investment objective, Fidelity Preferred Securities & Income ETF ranked below the subset’s median management fee.
Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.
Total Expense Ratio. In its review of each fund’s total expense ratio, the Board considered the fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for each
47	Annual Report

Board Approval of Investment Advisory Contracts and Management Fees  – continued
fund, which focuses on the total expenses of each fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The Board noted that each fund’s total net expense ratio ranked above the similar sales load structure group competitive median and above the ASPG competitive median for the period ended September 30, 2021. The Board considered that, in general, various factors can affect total expense ratios. The Board also considered that each fund’s Total Mapped Group includes ETFs ranging across 21 Lipper investment objectives and is dominated by ETFs that focus on investment grade securities.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee’s review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board’s assessment of Fidelity’s profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity’s non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity’s mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity’s affiliates may benefit from the funds’ business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board’s consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund’s current contractual arrangements, its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity’s long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity’s pricing philosophy compared to competitors; (iv) fund profitability
Annual Report	48

methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds’ sub-advisory arrangements.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that each fund’s Advisory Contracts should be renewed.
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51	Annual Report

HIE-ANN-1022
1.9887634.104
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

Item 2.	Code of Ethics

As of the end of the period, August 31, 2022, Fidelity Covington Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity High Yield Factor ETF, Fidelity Preferred Securities & Income ETF, and Fidelity Sustainable High Yield ETF (the “Funds”):

Services Billed by PwC

August 31, 2022 FeesA,B

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity High Yield Factor ETF	$36,300	$—	$7,400	$1,100
Fidelity Preferred Securities & Income ETF	$36,400	$—	$7,400	$1,100
Fidelity Sustainable High Yield ETF	$29,900	$—	$7,100	$600

August 31, 2021 FeesA,B,C

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity High Yield Factor ETF	$35,400	$—	$7,200	$1,200
Fidelity Preferred Securities & Income ETF	$31,000	$—	$7,200	$200
Fidelity Sustainable High Yield ETF	$—	$—	$—	$—

A	Amounts may reflect rounding.
B	Fidelity Sustainable High Yield ETF commenced operations on February 15, 2022
C	Fidelity Preferred Securities & Income ETF commenced operations on June 15, 2021.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2022A,B	August 31, 2021A,B,C
Audit-Related Fees	$7,914,600	$8,959,700
Tax Fees	$353,200	$11,200
All Other Fees	$—	$—

A	Amounts may reflect rounding.
B	May include amounts billed prior to the Fidelity Sustainable High Yield ETF’s commencement of operations.
C	May include amounts billed prior to the Fidelity Preferred Securities & Income ETF’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund’s financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

*    *    *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2022A,B	August 31, 2021A,B,C
PwC	$13,259,900	$14,289,400

A	Amounts may reflect rounding.
B	May include amounts billed prior to the Fidelity Sustainable High Yield ETF’s commencement of operations.
C	May include amounts billed prior to the Fidelity Preferred Securities & Income ETF’s commencement of operations.

The trust’s Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.	Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of August 31, 2022, the members of the Audit Committee were Donald F. Donahue, Thomas Kennedy, Garnett A. Smith and Susan Tomasky.

Item 6.	Investments

(a) Not applicable.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 20, 2022

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 20, 2022